AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 19, 2020

1933 Act File No. 33-75340

1940 Act No. 811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 109	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 110	[X]

GUINNESS ATKINSON FUNDS

(Formerly Investec Funds)

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President

Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communications to:

Alexandra Alberstadt, Esq

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on ____________ pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on ____________ pursuant to paragraph (a)(1) of Rule 485; or
[X]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ____________pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ___________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion. The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

SmartETFs

Prospectus dated __________, 2020

SmartETFs Sustainable Energy II ETF

Exchange: NYSE Arca

Ticker: XXXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.smartetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, such as a broker or a bank, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through an intermediary.

SmartETFs

SmartETFs Sustainable Energy II ETF

 Listed on NYSE Arca: XXXX

Prospectus

_______ 2020

Table of Contents
SUMMARY SECTION
This important section summarizes the ETF’s investments, risks, fees and past performance.
SUMMARY SECTION	3
SmartETFs Sustainable Energy II ETF	3
INVESTMENT STRATEGIES AND RISKS
This section provides details about the Fund’s investments strategies and risks.
MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS	13
MANAGEMENT
Review this section for information about the organizations and people who oversee the ETF.
MANAGEMENT OF THE FUND	27
Investment Adviser	27
Fund Expenses	29
Distribution and Shareholder Servicing Plans	29
SHAREHOLDER INFORMATION
This section explains how shares are valued and hot to purchase and sell shares, and provides information on dividends, distributions and taxes.
SHAREHOLDER INFORMATION	31
How to Purchase, Exchange, and Sell Shares	31
Pricing Fund Shares	32
Distributions and Taxes	33
FINANCIAL HIGHLIGHTS	35
NOTICE	35

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

SUMMARY SECTION

SmartETFs Sustainable Energy II ETF

Investment Objective

SmartETFs Sustainable Energy II ETF’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Sustainable Energy II ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	X.XX%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	None
Total Annual Fund Operating Expense	X.XX%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

For additional information about the ETF’s expenses, please see Fund Expenses in the prospectus.

Example

This Example is intended to help you compare the cost of investing in SmartETFs Sustainable Energy II ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year	3 Years
$XX	$XXX

Portfolio Turnover

The ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the ETF’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the ETF’s performance. The Fund is new, and as a result, there is no portfolio turnover information to report.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

Principal Investment Strategies

The Sustainable Energy II ETF invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of sustainable energy companies (both U.S. and non-U.S.). The ETF will focus on a particular group of companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, provide or support alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, deliver, or extend energy applications in a way that makes alternative or renewable energy more efficient or accessible. The ETF expects to invest in:

•	energy companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels;

•	companies that provide the equipment and technologies that enable these types of energy to be tapped, used, stored or transported, and

•	companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.

The ETF will not change this policy unless it gives shareholders at least 60 days’ notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, as well as how the company’s business relates to sustainable characteristics like growth or development of alternative or renewable energy. The Adviser conducts an independent assessment of each portfolio company’s business. The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy, either pure-play companies or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

The ETF’s holdings in each key area may vary and the ETF may invest in companies that do not fall within these key areas. [The ETF will not invest in companies that derive the majority of their revenues or profits from fossil fuel extraction or coal. ] [Currently, the Adviser constructs the ETF’s portfolio to align with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change this alignment at any time without notice to shareholders. ]

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The ETF’s allocation may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The ETF may invest in US companies and in companies economically tied to foreign countries, including, potentially, companies domiciled or traded in emerging markets. The ETF may also invest in ADRs (American Depository Receipts) and GDRs (Global Depository Receipts), and the Adviser treats these investments as being economically tied to the country of the underlying security on which they are based.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

The ETF will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the ETF may have as few as 25 holdings, or may hold securities in 75 or more companies. The ETF may invest in companies of any market capitalization size, but under normal conditions, the ETF will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the ETF’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the ETF is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The ETF is designed for investors who seek long-term capital appreciation through focused investment in equity securities of energy companies, wherever located, that are engaged in Sustainable Energy businesses.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

You can lose money by investing in shares of SmartETFs Sustainable Energy II ETF, and investing in shares of this ETF may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Risks associated with an investment in the ETF can increase during times of market volatility. There can be no assurance that the ETF will achieve its investment objective.

The ETF is subject to the following risks, which could affect the ETF’s net asset value per share (“NAV”), trading price, yield, total return or the ETF’s ability to meet its investment objective. These risks are also described in the “Principal Risks” and “Risks of Investing in Our Fund” sections of this prospectus and in the ETF’s Statement of Additional Information. You can lose money by investing in Shares of this ETF.

•	Industry Risks. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the ETF. The ETF’s focus on sustainable energy businesses exposes the ETF to greater market risk and potential monetary losses than if the ETF’s assets were diversified among various industries or sectors.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

•	Equity Securities Risk. The ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

•	Market Risk. General market conditions can affect the value of the ETF’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the ETF.

•	Global Risks. The ETF invests in companies in multiple countries, and companies in which the ETF invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

o	Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the ETF’s portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Risks Associated with Investing in Companies Outside the United States

•	Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal and regulatory risks, based on the size of their securities markets, competition for investments, interest rates, global or foreign trade activities (restrictions and tariffs or threats of changes to restrictions or tariffs), and changes in the global economy, such as “Brexit”, the withdrawal of the United Kingdom from the European Union. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The ETF’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

o	Sensitivity to global events. Non US securities may be more sensitive to changes in global economic activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus). Investing in non-US securities can also expose the ETF to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

o	European Securities. The ETF may invest in companies in Europe and the United Kingdom. Companies in countries in the European Union and the UK may be more sensitive to changes as a result of Brexit, the withdrawal of the United Kingdom from the European Union. These changes could include changes in how goods, technology or services are delivered or received between the European Union countries and the United Kingdom.

o	Securities of Companies in Asia. The ETF may invest in securities of companies in Asia, including China, Hong Kong and South Korea. Investments in securities of Chinese companies can be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers.

o	Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

•	Currency and Currency Exchange Risks. The ETF’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The ETF’s NAV could be affected by a change in foreign currency exchange rates. The ETF may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The value of ETF shares could decline if the foreign currency of a market in which the ETF invests declines against the US Dollar.

o	China Currency Risk. The ETF’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

o	Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. Some currencies, such as South Korea, Taiwan and India, trade only in local markets and may be more volatile than other currencies.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

•	Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than U.S. markets, which means it may be more difficult for the ETF to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The ETF’s investments in securities traded on foreign markets could make this ETF more risky than a fund that only invests in securities traded on US exchanges.

•	Emerging Markets Risks. The ETF may invest in companies in emerging markets, including China. Emerging market countries may generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and to holdings in depository receipts for foreign companies.

•	Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the ETF’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Other Risks

•	Management Risk. The ETF’s strategy may not achieve its investment objective; portfolio managers’ qualitative judgments about securities may be incorrect or the Adviser might not properly implement the strategy.

•	Capitalization Risk. The ETF invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small-cap and medium-cap companies may make the ETF more risky than a fund that only invests in securities of larger capitalization companies.

•	Liquidity Risk. The ETF invests in securities, which may become illiquid, and there is liquidity risk associated with the ETF’s own shares. Securities in which the ETF invests could become illiquid, which means that the securities cannot be sold within seven days under current market conditions without significantly affecting the price at which the investment is carried on the ETF’s books. Investments that become illiquid may be more difficult to value. The ETF may be more sensitive to this risk because it invests in non-US securities Some of the foreign markets in which the ETF invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the ETF’s shares to trade at a premium or discount. The ETF has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

•	Fund Cybersecurity Risk. Cybersecurity risk applies to the ETF, its service providers and the companies in which the ETF invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the ETF include risks applicable to the ETF’s service providers. While the ETF and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

Risks of Investing in ETFs

•	Shares May Trade At Prices Other Than NAV. The Fund’s shares are exchange-traded shares, and are listed for trading on the NYSE Arca. Shares are bought and sold in the secondary market at market prices. The ETF’s NAV is calculated once per day, at the end of the day. The market price of a share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

o	Market Price could vary from NAV. The market price of an ETF Share on the exchange may differ from the NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. The ETF will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is included in the ETF’s portfolio (and in the ETF’s NAV) will be the most recent closing price in that security’s local market, updated for currency changes, until that local market opens again. As a result, the ETF’s NAV may be calculated using “stale” prices of foreign securities; the bid/ask spread and resulting premium/discount to the Fund’s NAV may widen because local market prices will not change until local markets re-open. In that case, the prices used in calculating the Fund’s NAV will be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. When all or a portion of the ETF’s portfolio consists of securities traded in a market that is closed when the market for the ETF’s shares is open, there could be differences between the value of ETF shares and the value of the ETF’s underlying portfolio. These differences can be magnified during times of significant market activity and could contribute to the ETF’s shares trading at a premium or discount.

o	Costs of buying, selling or holding ETF Shares. Purchases and sales of Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the price investors are willing to pay for ETF Shares (the “bid” price) and the price at which investors are willing to sell ETF Shares (the “ask” price) is called the “spread.” The spread with respect to the ETF’s shares varies over time based on the ETF’s trading volume and market liquidity, and is generally lower (or “narrower”) if the ETF has a lot of trading volume and market liquidity and higher (or “wider”) if the ETF has little trading volume and market liquidity. Because of the costs of buying and selling shares of the ETF, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the ETF’s NAV.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

o	Information about the ETF’s spread. The ETF’s website will contain information about each ETF’s per share NAV, closing market price, premiums and discounts, and the median bid/ask spread. If an ETF’s premium or discount exceeds 2% for more than 7 consecutive trading days, the website will also disclose the factors that the investment adviser reasonably believes materially contribute to this trading premium or discount.

•	Cash Redemption Risk. The ETF may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally, the ETF will effectuate redemptions in kind, meaning that when an Authorized Participant submits an order to redeem a creation unit, the ETF will deliver stock to the redeeming Authorized Participant. For some portfolio holdings traded in specific foreign markets that do not permit in-kind transfers, the ETF will need to sell securities and deliver cash instead of securities to redeeming Authorized Participants. There may be other instances where a cash settlement of certain securities will be required. There is a risk that the ETF could lose money if it had to sell its securities in times of overall market turmoil or when the ETF’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains, which could be taxable, and could cause the ETF to incur brokerage expenses, which could decrease its return unless offset by a Transaction Fee.

•	Redemption Risk. ETF shares are not individually redeemable. The ETF only redeems ETF shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the ETF, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

•	Absence of Active Trading Risk. Although ETF shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for ETF shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the ETF’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of the ETF aligned closely with the value of its underlying portfolio). Trading in ETF shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors. The absence of an active trading market in ETF shares for any reason could highlight the difference in value of the ETF’s shares and the shares of the ETF’s underlying portfolio companies.

•	Authorized Participant Risk. Only a limited number of financial institutions that enter into an authorized participant agreement with the ETF may engage in creation or redemption transactions. If the ETF’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the ETF’s net asset value. This risk could be heightened because the ETF will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. This risk could also be heightened because the ETF uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the ETF’s share price could trade at a discount to NAV and could face trading halts or de-listing.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

For more information on the risks of investing in this ETF, please see the Principal Risks and Additional Principal Risks of Investing in our ETFs in the Prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

No performance information is available for this Fund because it is new. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets, and comparing the Fund’s return to returns of appropriate broad-based market indices. When available, the Fund’s current performance information will be available on the SmartETFs website at www.smartetfs.com. Past performance does not necessarily indicate how the Fund will perform in future periods.

Investment Adviser

Guinness Atkinson™ Asset Management, Inc. serves as the ETF’s investment adviser. For more information on the Investment Adviser, please see Management of the Funds in the prospectus and the Investment Adviser in the Statement of Additional Information. All security analysis and selection is provided by the Investment Adviser.

Investment Sub-Adviser

Penserra Capital Management, LLC (“Penserra”). Penserra will serve as a sub-adviser to provide limited services to the Investment Adviser as needed in connection with various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.

Portfolio Managers

Edward Guinness, Jonathan Waghorn, and Will Riley, are the co-portfolio managers of the ETF. Messrs. Guinness, Waghorn and Riley are jointly and primarily responsible for the day-to-day management of the ETF’s portfolio. For additional information, please see Portfolio Management in the prospectus and Portfolio Managers in the Statement of Additional Information. For additional information, please see Portfolio Management in the prospectus and Portfolio Managers in the Statement of Additional Information.

Dustin Lewellyn, Ernesto Tong and Anand Desai are the portfolio managers of the sub-adviser responsible for the Fund. Mr. Lewellyn has been with Penserra since 2012, and Messrs. Tong and Desai have been with Penserra since 2015. Together, these individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio

For additional information, please see Portfolio Management in the prospectus and Portfolio Manager in the Statement of Additional Information.

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Summary Prospectus – SmartETFs Sustainable Energy II ETF

Purchase and Sale of Fund Shares

SmartETFs Sustainable Energy II ETF is traded on the NYSE Arca exchange. Individual ETF shares may only be bought and sold in the secondary market (the exchange) through a broker or dealer at market prices. If you wish to purchase or sell ETF shares, you should contact your broker. You may incur a brokerage fee when purchasing or selling ETF shares. Because ETF shares trade on an exchange at market prices rather than at the net asset value, ETF shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase ETF shares (bid) and the lowest price a seller is willing to accept for ETF shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Information about the ETF’s net asset value, market price, premiums and discounts, and bid-asks spreads are available on the ETF’s website at www.smartetfs.com. The ETF does not yet have a sufficient trading history to report trading information and related costs.

Only certain large investors that have contractually agreed to be, and have been designated as, Authorized Participants are able to purchase and redeem large blocks of ETF shares directly with the ETF. Purchase and redemption activity conducted by Authorized Participants directly with the ETF will generally be done in increments of 10,000 share Creation Units. A Transaction Fee of $XXX per Creation Unit is charged to Authorized Participants who create or redeem shares in Creation Units. The ETF will issue or redeem Creation Units in return for a basket of assets that the ETF specifies each day and are effected at the net asset value (“NAV”) net determined after the receipt of an order in proper form. The value of the minimum initial or subsequent investment by an Authorized Participant varies with the value of the basket of assets specified by the ETF each day. ETF shares may only be purchased or redeemed in Creation Units by submitting an order to the ETF’s transfer agent. More information about the purchase and sale of ETF shares in Creation Units can be found in the ETF’s Statement of Additional Information under “Purchase and Redemption of Shares in Creation Units”.

Tax Information

The ETF intends to make distributions that will be taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Withdrawals from such tax-deferred arrangements may be taxable at the time of withdrawal. For additional information, please see Distributions and Taxes in the prospectus and Tax Matters in the Statement of Additional Information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the ETF through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for services related to the sale of ETF shares, which include participation in activities designed to inform intermediaries about the ETF, as well as marketing, education and training initiatives concerning the ETF. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your salesperson to recommend the ETF over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective

SmartETFs Sustainable Energy II ETF’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Sustainable Energy ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Energy companies (both U.S. and non-U.S.). The ETF will focus on a particular group of Energy companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, provide or support alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive), or that produce, generate, transport, deliver, or extend energy applications in a way that makes alternative or renewable energy more efficient or accessible. The ETF expects to invest in energy companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and in companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The ETF intends to invest in companies that are positioned to benefit from many of the long-term themes associated with the transition towards a lower carbon economy, and of sustainable energy generation by investing in companies that are economically productive with limited or zero direct governments subsidy, and which are profitable. The ETF’s investment strategy is designed to align with recognized goals in sustainable development for energy.

The ETF is actively managed, meaning the Adviser will select the ETF’s holdings based on its own proprietary research, independent research and the Adviser’s own evaluation process. In determining whether to buy or sell a portfolio position, the Adviser identifies companies with favorable characteristics from the identifiable universe of companies it has compiled, and uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, its dividend history, the valuation of the company and its potential for growth. The Adviser also considers the business of the company and how this relates to alternative or renewable energy or energy efficiency. The Adviser then monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

The ETF’s investments in any particular sub-category of Sustainable Energy companies, or in companies in any particular country, may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). Typically, the ETF will hold approximately 35 stocks of approximately equal weight. Under normal market conditions, the ETF may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the ETF’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.

Except as noted above, the ETF’s Board of Trustees (the “Board”) may change the Sustainable Energy II ETF’s investment policies and strategies without prior notice to shareholders.

When current market, economic, political or other conditions are unstable and would impair the pursuit of the Sustainable Energy ETF’s investment objective, the ETF may temporarily invest up to 100% of its assets in cash, cash investments or high quality short-term money market instruments. When the ETF takes a temporary defensive position, the ETF may not achieve its investment objective. The ETF will not engage in market timing. The philosophy of the ETF is to remain fully invested.

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Principal Risks of Investing in SmartETFs Sustainable Energy II ETF

You can lose money by investing in this ETF. As discussed in the Summary Section and described further below, the SmartETFs Sustainable Energy II ETF is subject to the risks associated with investing in equity securities, energy securities and foreign securities. Investing in SmartETFs Sustainable Energy II ETF may be more risky than investing in a fund that does not focus on companies as part of a thematic investment strategy (Sustainable Energy) to invest in a particular segment of companies in or related to the energy sector.

In addition, investing in common stocks entails a number of risks. The stock markets in which the ETF invests may experience periods of volatility and instability. A variety of factors can negatively impact the value of common stocks. These factors include economic factors, such as changes in energy demand or supply, interest rates and inflation rates, as well as non-economic factors such as political events, including events specifically related to energy policy.

Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

The Sustainable Energy ETF will concentrate its investments (that is, invest more than 25% of its total assets) in the energy and utility sectors, and specifically in these sectors, by investing in companies that generate or distribute energy from alternative sources: solar energy, wind energy, biofuels, hydrogen, geothermal energy, energy efficiency, and hydroelectricity. A downturn in this group of industries would have a larger impact on the ETF than on a fund that does not concentrate in these industries. The Adviser determines an issuer’s industry classification based on the Adviser’s evaluation of the issuer’s operations.

The ETF is subject to the risk that the earnings, dividends, and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including international economic or political developments; production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries; relationships among OPEC members and other oil-producing countries and between these countries and oil-importing nations; energy conservation; foreign, federal and state regulatory environments; tax policies; and the economic growth and political stability of the key energy-consuming and energy-producing countries.

Risks of Investing in Small- or Mid-Cap Companies

The SmartETFs Sustainable Energy II ETF will invest in securities issued by companies characterized as small-cap and mid-cap companies (those with a market value of less than US$1 billion or US$5 billion). As a general rule, investments in small-cap or mid-cap companies are more risky than investments in larger companies for the following reasons, among others:

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•	Limited Product Line. Small-cap or mid-cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or downturns, including arising from supply chain disruptions;
•	Illiquidity. Securities of small-cap or mid-cap companies may be traded less frequently than that of larger companies;
•	Limited resources. Small-cap or mid-cap companies have more limited financial resources including access to credit lines and financing arrangements; and,
•	Volatility. The performance of small-cap or mid-cap companies may be more volatile.

The impact of these limitations on a company can be more significant during times of market stress. Large capitalization companies may suffer more frequent price changes based on general economic conditions and market conditions, and may be less agile in responding quickly to market and product challenges and may be adversely affected by declines among lines of business.

See “Additional Principal Risks of Investing in Our Funds” for a general discussion of the risks associated with investing in the Sustainable Energy ETF.

We cannot guarantee that the ETF will meet its investment objective or that the value of its holdings will increase. You should consider the risks described below before you decide to invest in the ETF.

Additional Principal Risks of Investing in our Funds

 The principal risks of investing in the SmartETFs Sustainable Energy II ETF are described below, and describe further the risks set forth in summary prospectus. More information about specific risks is also included in the Statement of Additional Information. Each risk factor described below could have a negative effect on the ETF’s performance and share price.

The ETF holds foreign securities, which may be traded on days and at times when the NYSE Arca is closed, and the NAV of an ETF is not calculated. Accordingly, the NAV of the ETF may be affected on days when shareholders are not able to buy or sell ETF shares. For additional information on the calculation of the ETF’s NAVs, see “Pricing Fund Shares” later in this prospectus.

We cannot guarantee that an ETF will meet its investment objective or that the value of the ETF’s holdings will increase. If the ETF’s value declines, you could lose money. You should consider the risks described below before you decide to invest in this ETF.

The following risks also apply to this ETF:

•	Equity Securities Risk. The ETF invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

•	Market Risk. The ETF invests in publicly-traded equity securities, which are subject to market risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the ETF.

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•	Global Risks. The ETF invests in companies in multiple countries and regions. Countries and regions may experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, acts of God, infectious diseases and pandemics, recessions, and/or systemic market dislocations (including due to events outside of such countries or regions), including interruptions in supply chains, shipping and transportation and resource allocations, all of which can adversely impact share prices of the ETF’s portfolio holdings. The global interconnectivity of companies and markets, especially with respects to goods, can be negatively impacted by events occurring in areas that are geographically removed from a company’s principal location. These events have resulted in, and in the future may lead, to increased short-term market volatility and could have adverse long-term effects, on specific companies, on a particular region’s economy or markets, or on the U.S. and world economies and markets generally, each of which may negatively impact the ETF’s investments. The value of an ETF’s portfolio holdings could decline generally or underperform other investments at any time. Global financial markets can also be affected by a variety of stresses, including inflation (or expectations for inflation), interest rates and interest rate management, global demand for particular products or resources, regulatory events and banking or government controls, any of which could cause a decline in the value of a security, and a decline in the value of equity securities generally if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the ETF. The ETF’s NAV and price may fluctuate significantly over short and long periods.

•	Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing and has adversely impacted a range of industries as well as general financial conditions, and can result in changing market conditions for securities, including trading closures, as well as trading costs and reduced liquidity. This pandemic has also affected working and trade conditions, resulting in mandated business closings, supply chain interruptions, and limitations on travel and transportation, as well as reduced or stressed working conditions. The current Covid-19 pandemic has damaged, and likely will continue to damage, the global economy. There is no certainty concerning how long the pandemic will last or the extent that damage to the global economy will result. The Covid-19 pandemic may adversely affect companies in the ETF’s portfolio, including their ability and willingness to pay dividends, which could negatively impact their stock prices.

•	Management Risk. There is a risk that the investment strategy could be improperly implemented or fails to achieve an ETF’s objective. The ETF is actively managed, and the ETF’s investments are not selected to replicate an index. The Adviser’s portfolio managers exercise judgment in selecting portfolio securities for the ETF, especially in thematic investing; the portfolio managers’ judgment could be incorrect and the portfolio selections might not produce the desired results.

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•	Liquidity Risk. The ETF invests in securities, which may become illiquid. Illiquid, for this purpose, means that the security cannot be sold under current market conditions within seven days without significantly changing the price from the price at which the ETF carries the investment on its books. Investments that are illiquid could become difficult to value. A lack of liquidity in an investment could cause the ETF to decline in value, if the ETF cannot sell the holding at the desired time and price. An investment can become illiquid at any time for a number of reasons, including due to a lack of an active market for the security, a lack of market interest for the security, or an excess of sellers of the security which contributes to downward pricing pressure. If the ETF is forced to sell a security, to meet a redemption requests or for other reasons when the security is illiquid, the ETF could incur a loss. Liquidity risk is magnified in times of market stress. The ETF may be more sensitive to this risk because it invests in non-US securities. The ETF invests in securities issued by companies in China and Japan; for these securities, markets in China and Japan may close for an extended number of days for national holidays. Companies that are listed in or operating primarily in emerging markets may face increased liquidity risks as compared to companies in developed markets. During periods of market stress, liquidity of the ETF’s shares may be adversely impacted if any of the ETF’s underlying portfolio securities faces liquidity issues, which could cause the ETF’s shares to trade at a premium or discount to the ETF’s NAV. The ETF has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

•	Fund Cybersecurity Risk. The ETF, its service providers, and companies in which the ETF invests are subject to varying degrees of cybersecurity risk. Cybersecurity risk is the risk that unauthorized access can be made to information technology systems resulting in loss, and can include intentional or accidental events. Cybersecurity events can include unauthorized access to technology systems (such as through “hacking” or via malicious software), and may seek to remove or alter information or assets (including data), or otherwise disrupt operations. Cybersecurity events may also include external events such as “denial of service” attacks that render websites unavailable. A cybersecurity event affecting the Adviser, distributor, financial intermediaries (such as brokers) and other service providers (including, but not limited to, custodians, transfer agents, and administrators), market makers, authorized participants or the issuers of securities in which the ETF invests could disrupt ETF operations and adversely affect the ETF. Cybersecurity events can result in financial losses, the inability to process trades or transactions or calculate the ETF’s NAV, disclosure of confidential information, interference with trading activity, hampering the ability of the ETF and/or its service providers to conduct business, violations of privacy and other laws, regulatory fines, penalties, reputational damage, and/or additional legal, compliance and remediation costs. Cybersecurity events could also render fund records and information inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the ETF and its service providers in order to resolve or prevent cyber incidents in the future. Although the ETF and the Adviser have implemented programs to deter or mitigate the risks of cybersecurity events, there is no guarantee that such plans are sufficient or that they address all foreseeable risks, particularly because neither the ETF nor the Adviser can control cybersecurity defenses of service providers, counterparties, intermediaries or the companies in which the ETF invests.

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Risks of Investing in Foreign Securities

•	Foreign Securities Risks. Investments in foreign securities and foreign issuers (such as through depository receipts) have additional risks. These can include other market risks such as illiquidity, higher volatility and potential controls on foreign investments as well as political risks, economic risks (which may be tied to political risks), civil conflict, war, expropriation of assets, import or export controls. Investments in foreign securities are also subject to legal, regulatory, economic, political and social risks in their home countries. The ETF expects to make investments in foreign companies located in the United Kingdom and Europe, Australia and countries in Asia.

•	Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations and standards concerning financial disclosure, accounting, and auditing. Corporate financial information that would be disclosed under US law may not be available for companies domiciled in foreign countries, and less information may be available about a company’s operations than would be available about a US issuer. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Investing in foreign securities can also expose an ETF to political, social and economic risks that differ from risks faced by US companies, including risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs. An ETF may not have the same rights as an investor in a company in a foreign country as accorded to investors in domestic companies.

•	Currency and Currency Exchange Risk. Most foreign stocks are denominated in the currency of the country where they are traded. Each ETF’s currency is U.S. dollars, while some of their investments may be denominated in foreign currencies. Accordingly, some investments by an ETF may be subject to currency fluctuations because the ETF’s NAV, calculated in U.S. dollars, could be affected by a change in exchange rates. Some foreign currencies are more volatile in trading against the U.S. dollar, especially in times of economic stress, and some foreign countries impose limits on trading or repatriation of currency. An ETF’s NAV may decline if the foreign currency in a market in which the ETF invests declines as measured against the U.S. dollar. An ETF may also incur transaction costs associated with exchanging U.S. dollars into foreign currencies and vice-versa.

•	China currency risk. The ETF invests in securities of issuers in China. China has only comparatively recently moved from a pegged currency to a managed float. The Renminbi Yuan is not completely freely traded and its value at any given point in time may not reflect economic fundamentals. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

•	Currency rate volatility. Some Asian currencies, including but not limited to, the currencies of South Korea, Taiwan, and India trade only in local markets and may be more volatile than other currencies and their value may not properly reflect the underlying economic fundamentals of their respective economies.

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•	Foreign Securities Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for an ETF to buy or sell foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Many foreign securities markets are more concentrated than the US securities market as a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign securities market than a single company or group of companies would on the US securities markets. Some foreign securities markets are closed to trading for extended periods, such as for scheduled holidays, which could make an ETF’s holdings in those markets illiquid. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

•	Brexit Risk. Companies in which an ETF invests could be affected by “Brexit”, the withdrawal of the United Kingdom from the European Union (the “EU”), which is scheduled to occur in 2020, and about which there is general uncertainty. Investments (in any country, but potentially more significantly, in countries outside the U.S.) may be impacted by Brexit. The precise impacts of Brexit are not known, but Brexit could impact the value of UK currency and/or create general economic uncertainty, within the EU and globally. This uncertainty could impact investments due to trade barriers or restrictions, changes in data protection or privacy regulation, patent or trademark protections, and the potential that companies may be unable to perform commercial contracts as originally intended. An ETF could be adversely affected by Brexit if the companies in which the ETF invests are adversely affected by Brexit.

•	Emerging Market Risks. The ETF may invest in companies in emerging markets, including South Korea, Taiwan and China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings.

Economies of developing or emerging market countries may be more dependent on relatively few industries and may be more responsive to local and global changes. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

•	Expropriation Risk. Foreign governments may expropriate the ETF’s investments either directly by restricting the ETF’s ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the ETF’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ETF’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event were to occur.

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Risks Associated with Investments in Asia

The ETF may invest in securities of companies in Asia, which are subject to special risks, some of them historical. Asian economies tend to be very export-oriented and may be adversely affected by trade and export limitations, tariffs or threats of tariffs, competition from other Asian markets, commodities prices and debt burdens, energy prices, and changes in labor markets.

•	Currency Devaluation. Historically, periodically, the values of many Asian currencies declined because, among other things, corporations in these countries had to buy U.S. dollars to pay large U.S. dollar-denominated debts. The decline in the value of these currencies triggered a loss of investor confidence that resulted in a decline in the value of the stock markets of the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation or could continue to occur in countries that have already experienced such devaluations.

•	Political Instability. The economic reforms that Asian nations have been instituting since the late 1970s could cause higher interest rates and higher unemployment. This could, in turn, cause political instability as the people in these nations feel the effects of higher interest rates and higher unemployment, which could cause some Asian nations to abandon economic reform or could result in the election or installation of new governments.

•	Foreign Trade. The economies of some Asian nations tend to be very export-oriented and are dependent on trading with key trading partners. Countries that receive large amounts of Asian exports could enact protectionist trade barriers in response to cheaper exports, which would hurt the profits of companies in Asia that rely on exports. Any reduction in spending on products and services by key trading partners, or a slowdown in the economies of key trading partners, could adversely impact economies of countries in Asia.

•	Japan Risks. Investments in Japanese companies may be negatively impacted by economic, political and social instability. Historically, Japan’s economy has been adversely affected by governmental interventions and economic protectionism. Japan is a small island state with limited access to natural resources and relies on imports for its commodity and materials inputs.

•	Taiwan Risks. Investments in Taiwan companies may be negatively impacted by economic, political and social instability. Taiwan is a small island state with limited raw material resources and relies on imports for its commodity and materials inputs. Taiwan’s economy may be more sensitive to the economies of other Asian nations and to frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation, as well as credit risks. Tensions between Taiwan and China may materially affect the Taiwanese economy and securities of Taiwan issuers.

•	South Korea Risks. Investments in South Korean companies may be negatively impacted by economic and political instability. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies would be adversely affected by increases in tension between North Korea and South Korea, or an outbreak of hostilities, or the threat of an outbreak.

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•	Hong Kong Risks. Hong Kong is one of the most significant global financial centers. Since 1997, when Great Britain transferred control of Hong Kong to the Chinese mainland government, Hong Kong has been a special administrative district of China but is governed by a regulatory scheme called the “Basic Law” designed to preserve autonomy in most matters (excluding defense and foreign affairs) until 2047. Although China contractually committed that it would not alter Hong Kong's autonomy before 2047, Hong Kong is undergoing a period of political and social unrest, exacerbated by the adoption of a new national security law in June 2020. The law affects the political and legal, but not the economic, structure in Hong Kong, and could undermine business and investor confidence in Hong Kong which could have an adverse effect on the Fund’s investments. In response to the national security law, several countries have indicated they would adjust their relationship with Hong Kong and its citizens, which may affect financial, regulatory and privacy matters. The United States has implemented policy changes to remove Hong Kong's designation of special status, which affects primarily visa and import/export rules (including tariffs).

Risks of Investing in China. Investing in China is subject to risks of investing in emerging markets generally, and subject to risks specific to China:

•	China Risk. Investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China’s currency, the Renminbi Yuan, and the U.S. dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and market concerns about China’s desire or ability to develop and sustain credible legal, regulatory, monetary, and socioeconomic systems.

o	Starting in 1978, China’s government has implemented economic reforms that focus on decentralization and evolution of China’s economy from a centrally planned economy dominated by government owned businesses to a more traditional market oriented economy. These reforms included de-centralizing elements of China’s internal economy and recognizing private entities and ownership.

o	Economic reforms in China have generally been implemented in stages and have been modified by the central government over time. Many of the economic reform measures are experimental or unprecedented and may be changed at any time. In recent years China’s central government has modified and reversed some of the economic and financial liberalization reforms implemented during the 1980s and 1990s. Any significant change in China’s political, social or economic policies may have a negative impact on investments in companies economically tied to China.

o	The regulatory, legal and accounting systems that apply to capital markets and companies in China may not be as well developed as those of developed countries. Accounting standards and practices may deviate significantly from international financial reporting standards, international accounting standards and generally accepted accounting standards. Settlement and clearing systems for securities markets and exchanges in China are newly developed, may have built-in preferences for domestic investors, and may not be well tested and are subject to increased risks of error or inefficiency, including due to technology.

Companies in China or economically tied to China may be subject to changes in regulations and tax policies going forward. An ETF’s investments in Chinese issuers may be subject to large fluctuations over short periods of time, and governmental involvement in and influence on the private sector may also impact an ETF as the Chinese government continues to evolve its economy and regulatory systems, especially with respect to securities. Tariffs, trade barriers or an economic downturn domestically, in China or globally, could adversely impact the value of securities issued by Chinese companies. An ETF’s holdings could be adversely affected if the government of China imposes export restrictions or trade barriers on the export of goods or services.

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•	Foreign Exchange Controls and Foreign Currency Considerations. Chinese law requires that all domestic transactions be settled in Chinese currency, the Renminbi Yuan, and places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from Renminbi Yuan. Foreign investors may exchange foreign currencies only at specially authorized banks after complying with documentation requirements. The government of China controls currency conversion and exchange rates, and this could adversely affect operations and financial results of Chinese companies or companies economically tied to China and exposed to China currency risk. The government of China could devalue the RMB or impose restrictions that could have negative consequences for investment funds holding positions in companies based in or doing business in China.

o	CNY/CNH. China’s currency is traded both onshore (as “CNY”) and offshore (as “CNH”). Although these are the same currency, they are traded in different and separate markets and may not trade at the same rates, and they may move against the US dollar in different directions. Although more Renminbi are held outside of China, CNH cannot be freely transferred into or out of China. An ETF will incur costs associated with converting US dollars to CNY or CNH and for transacting between CNY and CNH. Divergence between CNH and CNY could adversely impact an ETF.

o	Renminbi-denominated investments. When an ETF invests into a Renminbi-denominated investment, the value of the investment could change based on changes in the exchange rate between the Renminbi and the US dollar. The supply of Renminbi, the ability to convert Renminbi, and currency exchange rates, are all subject to control by China’s government. This control could result in liquidity issues for the Renminbi, which could adversely affect an ETF’s investments in companies in China.

•	China Tax Risk. Foreign investors in China could face tax liabilities. An ETF may have to comply with China tax withholding regulations, and may incur and pay tax liabilities that cannot be reclaimed. An ETF may establish a reserve for Chinese tax liabilities. If there is a shortfall in such a reserve, an ETF’s NAV may go down because the ETF will ultimately have to pay the additional tax liabilities. Tax and withholding regulations may be affected by trade wars.

•	China Market Risks. The markets in China that are open to foreign investors are at a developing stage and the market capitalization and trading volume may be lower than those in more developed financial markets. Market volatility and potential lack of liquidity due to low trading volumes in China’s securities markets may result in prices of securities traded on such markets fluctuating significantly, and this could result in substantial volatility in an ETF’s share price.

o	Market Restrictions. China’s securities markets that are open for foreign investment impose restrictions on the type and amount of foreign ownership of securities. These restrictions may favor domestic investors in China over foreign investors. China’s government and regulators may also intervene in financial markets, by imposing restrictions on particular market activity (for example, “naked” short selling). Market interventions can negatively affect China securities markets generally and specific issuers, and an ETF’s investments could be adversely affected.

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o	Stock Connect Schemes. The Funds may invest in domestic China securities (China A shares) listed on either of the Shanghai or Shenzhen Stock Exchanges via the Shanghai Hong Kong Stock Connect scheme or the Shenzhen Hong Kong Stock Connect scheme. These Stock Connect schemes are designed to deliver mutual stock market access between markets in mainland China and Hong Kong to permit foreign investors to trade specific listed China “A” shares through a “Northbound Trading Link”. Each Stock Connect scheme imposes trading limitations and daily quotas on market participants, and once a daily quota is reached, further purchase orders are restricted. Not all domestic China securities are available through Stock Connect schemes, and securities acquired through Stock Connect schemes are held in nominee name by the clearing company. Stock Connect schemes are still developing and have risks of illiquidity, trading suspensions, quota limitations and market suspensions, clearing, settlement and custody risks that differ from such risk associated with Chinese securities that trade in other markets and from securities trading in other securities markets generally. An ETF’s access to securities and ability to buy or sell securities through a Stock Connect scheme could be adversely affected at any time by regulatory actions that apply to the Stock Connect scheme. If such an event occurs, an ETF’s ability to value its holdings purchased through a Stock Connect scheme could be limited and the value of the ETF shares could decline.

Risk of Investing in Exchange Traded Funds

•	Shares May Trade At Prices Other Than NAV. ETF shares are exchange-traded shares, and are listed for trading on the NYSE Arca, and Shares are bought and sold in the secondary market at market prices. An ETF’s NAV is calculated once per day, at the end of the day. The market price of a share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

Variation between market price and NAV. The market price of an ETF Share on the exchange may differ from the NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. The ETF will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is included in the ETF’s portfolio (and the ETF’s NAV) will be the closing price on that security’s local market, updated for currency changes, until that local market opens again. As a result, the ETF’s NAV may be calculated using “stale” prices of foreign securities; the bid/ask spread and resulting premium/discount to the ETF’s NAV may widen because local market prices will not change until local markets re-open. In that case, the prices used in calculating the ETF’s NAV could be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. This may contribute to an ETF’s NAV varying more widely from its market price.

Costs of buying/selling ETF Shares. Purchases and sales of Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the what investors are willing to pay for ETF Shares (the “bid” price) and the price at which investors are willing to sell ETF Shares (the “ask” price) is called the “spread.” The spread with respect to the ETF’s shares varies over time based on the ETF’s trading volume and market liquidity, and is generally lower (or “narrower”) if the ETF has a lot of trading volume and market liquidity and higher (or “wider”) if the ETF has little trading volume and market liquidity. Because of the costs of buying and selling ETF shares, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the ETF’s NAV.

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

Information about the ETF’s spread. The ETF’s website will contain information about each ETF’s per share NAV, closing market price, premiums and discounts, and the median bid/ask spread. If an ETF’s premium or discount exceeds 2% for more than 7 consecutive trading days, the website will also disclose the factors that the investment adviser reasonably believes materially contribute to this trading premium or discount.

•	Cash Redemption Risk. The ETF may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally the ETF will effectuate redemptions in kind, meaning that when an Authorized Participant submits an order to redeem a creation unit, the ETF will deliver stock to the redeeming Authorized Participant. In some instances, however, the ETF will need to sell some securities and deliver cash instead of securities to effect a redemption with respect to a portion of the ETF’s portfolio. Certain foreign securities markets do not permit in kind transfers and in these cases, the ETF will sell the affected securities and deliver the proceeds of those sales in cash as part of the ETF’s settlement of a redemption order from an Authorized Participant. There may be other instances where a cash settlement of certain securities will be required. There is a risk that the ETF could lose money if it had to sell its securities in times of overall market turmoil or when the ETF’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains, which could be taxable, and could cause the ETF to incur brokerage costs, which could decrease its return unless offset by a Transaction Fee.
•
•	Redemption Risk. ETF shares are not individually redeemable. The ETF only redeems ETF shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the ETF, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

•	Absence of Active Trading Risk. Although ETF shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for ETF shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the ETF’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of the ETF aligned closely with the value of its underlying portfolio). Trading in ETF shares on the NYSE Arca may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors. The absence of an active trading market in ETF shares for any reason could highlight the difference in value of the ETF’s shares and the shares of the ETF’s underlying portfolio companies.

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

•	Authorized Participant Risk. Only a limited number of financial institutions that enter into an authorized participant agreement with the ETF may engage in creation or redemption transactions. If the ETF’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the ETF’s net asset value. This risk could be heightened because the ETF will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. This risk could also be heightened because the ETF uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the ETF’s share price could trade at a discount to NAV and could face trading halts or de-listing.

• Other Offshore Investor Risk. The opportunity for foreign investors, like the ETF, to access securities markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide foreign investors with exposure to such markets. As a result, foreign investors, like an ETF, could have lower returns than domestic investors in the selected countries and markets.

• Portfolio Turnover Risk. The Adviser anticipates that the ETF will have relatively low levels of turnover. Should the ETF experience higher than anticipated turnover it may result in higher distributions, which would increase your tax liability. Increased purchases of securities could increase the ETF’s costs, which would affect the ETF’s performance over time.

Portfolio Holding Disclosure Policy. The SmartETFs operate in a transparent fashion with respect to their holdings. The ETF's portfolio holdings are disclosed each business day on its website at www.smartefts.com. For each ETF, portfolio holdings will be disseminated, on a daily basis before the opening of business on the exchange each business day, through the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription service to NSCC members and/or subscribers. When a change is made to the portfolio, the change will generally be announced at or after the market close, although changes could be made, and publicly announced, during market hours. This could allow investors the opportunity to “front-run” an ETF, meaning other market participants could engage in a practice wherein they purchase holdings in the ETF with the expectation that the ETF would shortly need to purchase the same securities and, in doing so, cause the prices of these holdings to increase. However, because the ETF plans on creating shares primarily in exchange for the ETF’s holdings (in-kind purchases), the Adviser does not believe that existing investors would be harmed by the real time disclosure of the ETF’s holdings.

Additionally, the ETF will disclose its complete portfolio holdings as of the end of its fiscal year and second fiscal quarter in its annual and semi-annual report to shareholders. The ETF also discloses its complete portfolio holdings at the end of its first and third fiscal quarters in its Form N-Q, filed with the SEC no later than 60 days after the end of the fiscal period.

Website Disclosures. The following information about each ETF is available on the SmartETFs website, www.smartetfs.com, which is publicly available and free of charge:

•	Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description and the quantity and weight of each security in the ETF;
•	The current NAV per share, market price, and premium/discount, each as of the end of the prior business day;

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

•	A table showing the number of days that the ETF shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the fund for new ETFs);
•	A line graph showing the ETF’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the fund for new ETFs);
•	The median bid/ask spread for the ETF on a rolling 30-day basis, calculated as required by Rule 6c-11(c)(1)(v); and
•	If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to this premium/discount.

For information on the ETF’s current holdings please visit www.smartetfs.com.

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MANAGEMENT OF THE FUND

Investment Adviser

Guinness Atkinson™ Asset Management, Inc. serves as the investment adviser for SmartETFs Sustainable Energy II ETF. Guinness Atkinson™ supervises all aspects of the Fund’s operations and advises the Fund, subject to oversight by the Board. Guinness Atkinson is solely responsible for investment strategy and security selection, and oversees the sub-adviser’s activity. For providing these services, the ETF will pay Guinness Atkinson™ the annual advisory fee shown below.

Contractual Advisory Fee Rate:	SmartETFs Sustainable Energy II ETF	X.XX%

Under the agreement between Guinness Atkinson and the Fund, the adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. Expenses that are attributable to the ETF are charged against the ETF’s income in determining net income for dividend purposes. The Adviser has contractually agreed with the ETF to waive fees and/or reimburse expenses to the extent the total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses, if any) exceed X.XX%. The Expense Cap is in place through June 30, 2022 and may be renewed annually by the Board.

Guinness Atkinson™ is a Delaware corporation with offices in the United States and London. The U.S. offices are located at 225 South Lake Avenue, Suite 216, Pasadena, California 91101. Guinness Atkinson’s™ London office is located at 18 Smith Square, Westminster, London, SW1P 3HZ, United Kingdom. Founded in November 2002 by then-current and former senior executives of Investec Asset Management U.S. Limited (“Investec”), Guinness Atkinson™ managed approximately $___ million in mutual fund assets as of ____, 2020. Guinness Atkinson™ is under common control with Guinness Asset Management Limited and Guinness Capital Management Limited, also located at 18 Smith Square, Westminster, London, SW1P 3HZ, United Kingdom. These three entities share offices and other resources.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and sub-advisory agreement for the SmartETFs Sustainable Energy II ETF will appear in the first annual or semi-annual report to shareholders following commencement of the ETF’s operations.

Sub-adviser

Penserra Capital Management LLC serves as a sub-adviser to the Fund. Penserra provides a range of services directly to the Adviser, including functions related to portfolio management, such as investing cash inflows, implementing investment strategy, and researching and reviewing investment strategy. Penserra is compensated by the Adviser and does not receive payment from the Fund.

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MANAGEMENT OF THE FUND

Penserra Capital Management LLC is a New York limited liability company located at 4 Orinda Way, Suite 100A, Orinda, California 94563. Penserra is controlled by George Madrigal, who serves as Managing Partner, and Dustin Lewellyn, who serves as Managing Director, who together own a majority interest in Penserra. Penserra’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in Penserra.

Portfolio Management. The ETF’s portfolio is managed by experienced portfolio managers who are jointly and primarily responsible for the day to day management of the ETF’s portfolio and who are described below. The ETF is actively managed, meaning that the Adviser will select the ETF’s holdings based on its own research and evaluation process. In identifying investments that the ETF will buy or sell, the Adviser uses proprietary and independent research to identify companies with favorable characteristics from the identifiable universe of companies it has compiled, and performs research and fundamental analysis to understand each company’s business model and prospects, valuation and potential for share price appreciation or return. The Adviser then monitors potential or actual investments for performance and risk perspectives as well as to quantify drivers of return and assess a company’s performance versus expectations. For each Fund, portfolio managers use internal proprietary models to categorize companies for purposes of evaluating investment potential. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the ETF’s shares.

Portfolio Manager	Business Experience During the Past Five Years
Adviser
Edward Guinness Sustainable Energy ETF	Edward Guinness is a co-manager of the Sustainable Energy II ETF and has managed alternative energy investment strategies since 2007. He joined Guinness AtkinsonTM in 2006, where he is responsible for managing assets in both the energy and alternative energy strategies. Prior to Guinness AtkinsonTM, Edward worked as an analyst at Tiedemann Investment Group in New York from 2003 to 2006. Prior to that, Mr. Guinness worked in the corporate finance department at HSBC Investment Bank in London between 1998 and 2002. Mr. Guinness has an MA in Engineering and Management Studies from Cambridge. Edward Guinness is the son of Timothy W.N. Guinness.
Will Riley Sustainable Energy ETF Global Energy Fund	Will Riley is the co- manager of the Sustainable Energy II ETF and serves as co-manager of the Guinness Atkinson Global Energy Fund (since May 2010), and SmartETFs Smart Transportation & Technology ETF (since November 2019). He joined Guinness AtkinsonTM as an analyst in May 2007. Mr. Riley worked for PricewaterhouseCoopers LLP from 2002 to 2007 having qualified as a Chartered Accountant in 2003. Mr. Riley graduated from Cambridge University with a Masters in Geography in 1999.
Jonathan Waghorn Sustainable Energy ETF Global Energy Fund	Jonathan Waghorn is a co-manager of the Sustainable Energy II ETF and serves as co-manager of the Guinness Atkinson Global Energy Fund (since September 2013) and SmartETFs Smart Transportation & Technology ETF (since November 2019). He joined Guinness AtkinsonTM in September 2013. Mr. Waghorn was employed as co-portfolio manager of the Investec Global Energy Fund (the “Investec Fund”) from 2008 to 2012, succeeding Tim Guinness who managed the Investec Fund from 1998 to 2008. Prior to Investec, he served as co-head of Goldman Sachs’ energy equity research team. Mr. Waghorn graduated from the University of Bristol with a Masters in Physics in 1995.
Sub-Adviser
Dustin Lewellyn	Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012 and holds a CFA designation. From 2011 through 2015, he was President and Founder of Golden Gate Investment Consulting LLC. Previously, he served as a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), and as head of portfolio management for Schwab ETFs.

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MANAGEMENT OF THE FUND

Ernesto Tong	Mr. Tong has been a Managing Director with the Sub-Adviser since 2015 and holds a CFA designation. From 2008 to 2015, Mr. Tong was a vice-president at Blackrock and served as portfolio manager for a number of iShares ETFs.
Anand Desai	Mr. Desai has been an Associate with the Sub-Adviser since 2015. From 2010 to 2015, Mr. Desai was a portfolio fund accountant at State Street.

Fund Expenses

In addition to the advisory fees discussed above, the ETF incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary fund expenses. The Adviser has contractually agreed to reduce its fees and/or pay the ETF’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the ETF’s Total Annual Fund Operating Expenses to the amounts (the “Expense Cap”) shown below of the ETF’s average net assets:

Expense Cap through June 30, 2022
Sustainable Energy II ETF	.XX%

Distribution and Shareholder Servicing Plans

Distribution Plan & Payments to Dealers

Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Fund to pay Rule 12b-1 fees not to exceed 0.10% per year of the Fund’s average daily net assets. No such fee is currently paid, and the Board of Trustees of the Fund has not approved the commencement of payments under the Rule 12b-1 Distribution Plan. The Fund does not plan to make payments under the Rule 12b-1 Plan within one year of the Fund’s effective date. The Fund will provide 60 days’ notice to shareholders before making payments under the Rule 12b-1 Plan.

Additional Payments to Dealers. The Adviser (and their affiliates) may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Adviser receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

The Adviser and the Trust have received an exemptive order from the SEC pursuant to which, subject to the approval of the Trust’s Board of Trustees, the Adviser is permitted to hire or replace sub-advisers that are not affiliated with the Adviser (the “Eligible Sub-advisers”), and modify any existing or future sub-advisory agreement with an Eligible Sub-adviser without obtaining shareholder approval. The retention of a sub-adviser does not reduce the Adviser’s responsibilities to an ETF. Under the order, the Adviser has the discretion to terminate any Eligible Sub-adviser, and allocate and reallocate a Fund’s assets among the Adviser and any other Eligible Sub-adviser. The Adviser is responsible for overseeing and supervising the sub-advisers and would recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers for a fund. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser. Within 90 days after a new Eligible Sub-adviser is retained, fund shareholders would receive information about any new sub-advisory relationships. The initial shareholder of each Fund will have approved the operation of the Funds under any “manager of managers” structure (including in reliance on an order) once issued by the SEC.

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SHAREHOLDER INFORMATION

How to Purchase, Exchange, and Sell Shares

SmartETFs Sustainable Energy II ETF shares trade on the NYSE Arca exchange during the trading day. ETF shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange. When buying or selling ETF shares through a broker you may incur customary brokerage commissions and charges. In addition, you will incur the cost of the “spread,” which is the difference between what investors are willing to pay for shares (the “Bid” price) and the price at which they are willing to sell the shares (the “Ask” price). When charged, the commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to an ETF’s shares varies over time based on the ETF’s trading volume and market liquidity, and is generally lower if the ETF has a lot of trading volume and market liquidity and higher if the ETF has little trading volume and market liquidity. Because of the costs of buying and selling ETF shares, frequent trading may reduce investment returns.

SmartETFs Sustainable Energy II ETF shares are bought and sold at market prices, rather than the net asset value, and shares may trade at a price greater or less than the net asset value. Generally, the ETF will only issue or redeem ETF shares that have been aggregated into blocks of 10,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the ETF’s distributor, as discussed in the Purchase and Issuance of Creation Units section of the ETF’s Statement of Additional Information. The ETF will issue or redeem Creation Units in return for a basket of assets that the ETF specifies each day. In limited circumstances, ETF shares may be individually issued outside of Creation Units to participants in a dividend reinvestment program offered by a broker.

The trading symbol for the SmartETFs Sustainable Energy II ETF is XXXX.

The ETF’s shares will be listed on the NYSE Arca exchange. The listing exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Book Entry

SmartETFs Sustainable Energy II ETF shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding SmartETFs Sustainable Energy II ETF shares and is recognized as the owner of all ETF shares for all purposes.

Investors owning SmartETFs Sustainable Energy II ETF shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all ETF shares. Participants include DTC, securities brokers, and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of SmartETFs Sustainable Energy II ETF shares, you are not entitled to receive physical delivery of stock certificates or to have SmartETFs Sustainable Energy II ETF shares registered in your name, and you are not considered a registered owner of SmartETFs Sustainable Energy II ETF shares. Therefore, to exercise any rights as an owner of SmartETFs Sustainable Energy II ETF shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

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Frequent Trading

Unlike frequent trading of shares of a traditional open-end mutual fund, (i.e., not exchange-traded shares), frequent trading of ETF shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders. A few institutional investors are authorized to purchase and redeem shares directly with the Fund. When these trades are effected in-kind (i.e., for securities and not cash), they do not cause any of the potentially harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes a Transaction Fee on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Funds in effecting in-kind trades, such as when an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in ETF shares.

Pricing Fund Shares

Market Price. SmartETFs Sustainable Energy II ETF shares trade in the secondary market at market prices, which may differ from the NAV per share.

Net Asset Value. The NAV of the ETF is determined at the close of business of the NYSE (generally 4:00 p.m. Eastern Time).

The ETF’s NAV is calculated by (1) subtracting the ETF’s liabilities from its assets and then (2) dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles. The ETF’s securities are valued based upon readily available price quotations from the principal exchange or market on which the securities are traded, and are generally valued at their official closing price or the last reported sale price. Securities without a readily available price quotation will be priced at fair value, as determined in good faith by, or under the supervision of, the Fund’s officers under methods authorized by the Board.

Fair Value Pricing. If market quotations do not accurately reflect fair value for a security, or if such valuations do not reflect current market values, that security may be valued by another method that the Board believes accurately reflects fair value. The Board has developed fair valuation procedures to be used when any assets for which reliable market quotations are not readily available or when the valuation, in the judgment of the Adviser, does not represent fair value. The ETF also may fair value a security if the ETF or the Adviser believes that the market price is stale.

There can be no assurance that the ETF could purchase or sell a portfolio security at the price used to calculate the ETF’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s current value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service or based on market quotations.

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Premium/Discount Information

Information regarding how often the ETF traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past four calendar quarters will be available at www.smartetfs.com.

Distributions and Taxes

Dividends and Capital Gains Distributions. The ETF will distribute all or most of its net investment income and net capital gains to shareholders. Dividends (investment income), if any, will normally be declared and paid at least annually. Some of the ETF’s investment income may be subject to withholding tax. Net realized capital gains, if any, will be distributed at last annually, and normally in December. When calculating the amount of capital gain, the ETF can offset any capital gain with net capital loss (which may be carried forward from a previous year).

Buying Before a Dividend. If you purchased ETF shares on or before the record date, you will receive a dividend or capital gains distribution. The distribution will lower the NAV on that date and represents, in substance, a return of basis (your cost); however you will be subject to federal income taxes on this distribution.

Dividend Reinvestment. No dividend reinvestment service is currently provided by the ETF. Broker dealers may make available a dividend reinvestment service for use by beneficial owners of the ETF for reinvestment of their dividend distributions. Beneficial owners interested in such a service should contact their broker for availability and other necessary details. Brokers may require beneficial owners to adhere to specific procedures and timetables to participate. If a dividend reinvestment service offered by a broker is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the ETF purchased in the secondary market.

Tax Issues. The following tax information is based on U.S. federal tax laws and regulations in effect on the date of this prospectus. These laws and regulations are subject to change, possibly with retroactive effect. Shareholders should consult a tax professional for the federal tax consequences of investing in the Fund as well as for information on foreign, state and local taxes which may apply. A statement that provides the U.S. federal income tax status of the Fund’s distributions will be sent to shareholders promptly after the end of each year. Additional tax information appears in the ETF’s Statement of Additional Information.

Distributions to Shareholders. Qualified dividends received from the Fund by non-corporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the ETF. Nonqualified dividends, dividends received by corporate shareholders and dividends from the ETF’s short-term capital gains are taxable as ordinary income. Dividends from the ETF’s long-term capital gains are taxable as long-term capital gains. You have to pay taxes on distributions even though you have them automatically reinvested. On some occasions a distribution made in January will be treated for tax purposes as having been distributed on December 31 of the prior year.

Dividends and distributions from the ETF, and gains from the sale of ETF shares, will be included in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax that applies to certain individuals, estates and trusts.

Generally, the ETF and financial intermediaries are obligated to withhold and remit to the US Treasury a percentage of taxable distributions and sale or redemption proceeds paid to a shareholder who fails to furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that it is exempt from withholding.

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Gain or Loss on Sale of ETF Shares. You may recognize either a gain or loss when you sell ETF shares. The gain or loss is the difference between the proceeds of the sale (the market price per share on the date of sale times the number of ETF shares sold reduced by the expenses of the sale) and your adjusted basis in those ETF shares. Any loss realized on a taxable sale of ETF shares held for six months or less will be treated as a long-term capital loss, to the extent of the amount of capital gain dividends received on such shares. If you sell ETF shares of the Fund at a loss and purchase shares of the same ETF within 30 days before or after the sale (a wash sale), a deduction for the loss is generally disallowed. Shares acquired through a dividend reinvestment service offered by a broker may cause a “wash sale”.

Withholding Taxes. The Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Source Income and Withholding Taxes. Some of the ETF’s investment income may be subject to foreign income taxes that are withheld at the source. If the ETF meets certain requirements, it may elect to “pass-through” these foreign taxes to shareholders. If the ETF so elects, you would be required to include in gross income, even though not actually received, your pro rata share of such foreign taxes and would therefore be allowed to claim a foreign tax credit or a deduction for your share of foreign taxes paid, subject to applicable limitations.

Cost Basis Reporting. Federal law requires that investment companies report their shareholders’ cost basis, gain/loss and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Guinness Atkinson Funds have chosen Average Cost as their default tax lot identification method for all shareholders. A tax lot identification method is the way that Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each series of the Guinness Atkinson Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Guinness Atkinson Funds and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Taxes on Creation or Redemption by Authorized Participants.

Authorized Participants who exchange securities for Creation Units generally will recognize gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the Authorized Participant’s aggregate basis in the securities surrendered and cash paid for Creation Units. Authorized Participants who redeem Creation Units generally will recognize gain or loss equal to the difference between their basis in the Creation Units and the sum of the aggregate market value of securities received and any cash received for such Creation Units. The IRS may take a position that an exchange does not give rise to a loss, including as a result of the “wash sale” rules. Authorized Participants must consult their tax advisors with respect to whether or not such a loss may be deductible.

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Capital gain or loss realized upon the redemption (or creation) of Creation Units generally will be treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year, and as short term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

FINANCIAL HIGHLIGHTS

Because the SmartETFs Sustainable Energy II ETF is new, financial information for the Fund is not available. Financial information for the Fund will be available after the Fund has completed its first fiscal period of operations.

NOTICE

SmartETFs Sustainable Energy II ETF shares are not sponsored, endorsed, sold or promoted by the NYSE Arca Exchange. NYSE Arca makes no representation or warranty, express or implied, to the Fund’s shareholders or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or with respect to the ETF’s ability to achieve its investment objective.

The Listing Exchange is not responsible for, nor has it participated in, the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

▪	Statement of Additional Information. The SAI provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

▪	Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund will issue an annual report after its first fiscal period ends, which will contain a discussion of the market conditions and principal investment strategies that significantly affected the Fund’s performance during the fiscal period.

To Review or Obtain this Information: The SAI and annual and semi-annual reports are available without charge upon your request by sending an e-mail request to mail@smartetfs.com, by calling 866 307-5990 (toll free in the United States), visiting the Fund’s website, www.smartetfs.com, or by calling or writing a broker-dealer or other financial intermediary. To request other information about the Fund and to make shareholder inquiries, please call 866 307-5990. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

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Investment Company Act file no. 811-08360

Contact SmartETFs Sustainable Energy II ETF

Website: www.smartetfs.com

Email: mail@smartetfs.com

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Subject to Completion. The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

SmartETFs

STATEMENT OF ADDITIONAL INFORMATION

SmartETFs SUSTAINABLE ENERGY II ETF

Exchange: NYSE Arca

Ticker: xxxx

________, 2020

This Statement of Additional Information (the “SAI”) of the Guinness Atkinson Funds (the “Trust”) is not a prospectus, but should be read in conjunction with the current prospectus dated ________________, 2020, pursuant to which the Fund listed above is offered. This SAI is incorporated by reference in its entirety into the prospectus. Please retain this SAI for future reference.

For a free copy of the prospectus, please call toll-free 1-866-307-5990.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	3
INVESTMENT OBJECTIVE AND POLICIES	3
ADDITIONAL INVESTMENT STRATEGIES AND RISKS	6
RISK FACTORS AND SPECIAL CONSIDERATIONS	8
INVESTMENT RESTRICTIONS AND POLICIES	13
PORTFOLIO TRANSACTIONS	15
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS	18
MARKET PRICE; NAV COMPUTATION; SECURITIES VALUATION	23
PERFORMANCE INFORMATION	24
Portfolio Holdings Information	25
TAX MATTERS	26
MANAGEMENT OF THE TRUST	36
THE INVESTMENT ADVISER AND THE ADVISORY AGREEMENT	40
PORTFOLIO MANAGERS	43
THE ADMINISTRATOR	45
DISTRIBUTION PLAN	45
DESCRIPTION OF THE FUND	46
SHAREHOLDER REPORTS	48
FINANCIAL STATEMENTS	48
PROXY VOTING GUIDELINES	48
GENERAL INFORMATION	50
ANTI-MONEY LAUNDERING PROGRAM	51

GENERAL INFORMATION AND HISTORY

Guinness Atkinson™ Funds (the “Trust”) was first organized as a Maryland corporation on January 7, 1994 and converted to a Delaware statutory trust (formerly known as a Delaware business trust) on April 28, 1997 as an open-end, series, management investment company. The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust comprises fourteen separate series portfolios, each of which has unique investment objectives and strategies. This SAI describes only the SmartETFs Sustainable Energy II ETF. Eight other separate series, which are operated as open-end mutual funds, are described in a separate SAI. Five other separate series, which are operated as ETFs, are described in separate SAIs. As of the date of this SAI, the SmartETFs Sustainable Energy II ETF has not commenced operations.

The Fund is an exchange-traded fund (“ETF”) and the ETF’s Exchange Traded Shares (the “Shares”) are listed on the NYSE Arca exchange (the “Exchange”). The Shares trade on the Exchange at market prices that may differ from the Share’s net asset value (“NAV”). The ETF issues and redeems Shares on a continuous basis at NAV in large, specified blocks of Shares (typically 10,000 shares or more) called “Creation Units.” Currently, Creation Units generally consist of 10,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 10,000 shares.

Creation Units are issued to and redeemed by Authorized Participants in-kind for securities included in the ETF’s portfolio and in some cases, an amount of cash, at the discretion of the Adviser. An Authorized Participant normally purchases or redeems a creation unit for a “basket” of securities specified by the ETF. In most instances, this “basket” is representative of the ETF’s portfolio. The ETF has adopted Custom Basket Procedures under which non-representative baskets may be used in the creation or redemption process. Creation and redemption of shares is discussed in detail in “Purchase and Redemption of Shares in Creation Units” later in this SAI.

Except when aggregated in Creation Units, Shares are not redeemable securities of the ETF. Retail investors, therefore, generally will not be able to purchase the Shares directly (except through a dividend reinvestment program offered by a broker). Retail investors will purchase Shares in the secondary market with the assistance of a broker.

The discussion below regarding investment objectives and policies should be read in conjunction with the ETF’s prospectus. Portfolio management for the ETF is provided by Guinness Atkinson™ Asset Management, Inc., a Delaware corporation with offices at 225 South Lake Avenue, Suite 216, Pasadena, California 91101.

INVESTMENT OBJECTIVE AND POLICIES

General Information about the Fund

The following information concerning the Fund augments the disclosure provided in the Prospectus.

The SmartETFs Sustainable Energy II ETF’s investment objective is long term capital appreciation. Under normal conditions, the ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of sustainable energy companies (both U.S. and non-U.S.). The ETF will focus on a particular group of companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, provide or support alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, deliver, or extend energy applications in a way that makes alternative or renewable energy more efficient or accessible. The ETF expects to invest in:

•	energy companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels;

•	companies that provide the equipment and technologies that enable these types of energy to be tapped, used, stored or transported, and

•	companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.

The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy, either pure-play companies or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

By investing in companies in these four key areas, the ETF is attempting to benefit from the transition to a lower-carbon economy and adoption of sustainable, renewable and alternative energy sources and their generation and associated applications. The ETF’s holdings in each key area may vary and the ETF may invest in companies that do not fall within these key areas. The Adviser may change these key areas from time to time.

[The ETF does not invest in companies that derive the majority of their revenues or profits from fossil fuel extraction or coal. Currently, the ETF’s portfolio is aligned with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change this alignment at any time without notice to shareholders. ]

The ETF is designed for investors who seek long term capital appreciation from investments in sustainable energy.

The ETF does not engage in market timing. The Adviser’s philosophy for the funds it manages is that the funds should remain invested and the ETF is managed to be fully invested at all times.

Temporary Defensive Strategy. When current market, economic, political or other conditions are unsuitable or would impair the pursuit of an investment objective, the Adviser may temporarily invest up to 100% of the ETF’s assets in cash, cash equivalents or high quality short-term money market instruments. When the ETF takes a temporary defensive position, it may not achieve its investment objective.

Diversification. The ETF is a diversified fund, which means it is subject to the diversification requirements under the 1940 Act. Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.

Derivatives

The ETF does not intend to employ leveraging techniques, except that the ETF may use derivatives from time to time when desirable to effectuate its investment strategy. The ETF intends to use foreign currency forward contracts when desirable to effectuate investments in foreign securities. The ETF will not purchase new securities if 5% or more of its assets are invested using derivative instruments. All investments using derivative instruments are subject to asset segregation and cover requirements. For more information about foreign currency forward contracts, see “Additional Foreign Currency Considerations” under “Risk Factors and Special Considerations”. The Fund does not use derivatives as a principal investment strategy.

Money Market Instruments

From time to time, the ETF may invest in Money Market Instruments, normally in connection with creation and redemption transactions or in anticipation of investing cash positions. “Money Market Instruments” are short-term (less than twelve months to maturity) investments, made directly or indirection (through fund or other “sweep” arrangements) in (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of United States or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign corporations meeting the credit quality standards set by the Trust’s Board of Trustees (the “Board”); and (e) repurchase agreements with banks and broker-dealers with respect to such securities. While the ETF does not intend to limit the amount of its assets invested in Money Market Instruments, except to the extent believed necessary to achieve its investment objective, under normal market conditions the ETF does not expect that it will have a substantial portion of its assets invested in Money Market Instruments. The ETF may use Money Market Instruments without limitation when it applies its temporary defensive strategy.

Foreign Issuers

The ETF may invest indirectly in issuers through sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”), or Global Depository Shares (“GDSs”) (collectively, “Depository Receipts”). Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they also may be issued by either a foreign or a United States corporation. Generally, Depository Receipts in registered form are designed for use in the United States securities markets and Depository Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund’s investment policies, investments in ADRs, GDRs and other types of Depository Receipts will be deemed to be investments in the underlying securities. Depository Receipts other than those denominated in United States dollars will be subject to foreign currency exchange rate risk. Certain Depository Receipts may not be listed on an exchange and therefore may be illiquid securities.

Other Investment Companies

The ETF, together with any of its “affiliated persons,” as defined in the 1940 Act, may only purchase up to 3% of the total outstanding securities of any underlying investment company, unless otherwise permitted by SEC order. Accordingly, when the ETF or such “affiliated persons” hold shares of any of the underlying investment companies, the ETF’s ability to invest fully in shares of those investment companies is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. There can be no assurance that appropriate investment companies will be available for investment. The ETF will not invest in such investment companies unless, in the Adviser’s judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Securities Lending

The ETF may lend portfolio securities up to 33-1/3% of its total assets. Currently the ETF is not participating in securities lending arrangements but it may do so. The ETF may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the lending ETF receives cash collateral that at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, an ETF can increase its income through the investment of the cash collateral. For the purposes of this policy, the ETF considers collateral consisting of U.S. government securities or irrevocable letters of credit issued by banks whose securities meet the ETF’s investment standards to be the equivalent of cash. Securities lending involves counterparty risk, including the risk that loaned securities may not be returned and/or a loss of rights in the collateral if the borrower or lending agent defaults. In addition, the ETF bears the risk that income earned may not be sufficient to cover the costs paid, as well as the risk of loss that the investments of the cash collateral received from the borrower decline in value, which does not trigger additional collateral requirements from the Borrower. The ETF will pay a portion of the income earned on a lending transaction to a third party that is unaffiliated with the ETF and that is acting as a “placing broker” and may pay other fees in connection with a securities lending program.

The Securities and Exchange Commission (the “SEC”) currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the lender must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the lender must be able to terminate the loan at any time; (4) the lender must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the lender may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the ETF’s investment policies and strategies described in the Prospectus and associated non-principal risks. In pursuing its investment objective, the ETF will invest as described below and employ the investment techniques described in the Prospectus and elsewhere in this SAI.

Capitalization Size

The ETF may invest in companies with a range of capitalizations, including small cap (under US$1 billion), mid cap (under US$5 billion) and large cap. As a general rule, investing in small cap or mid cap companies may be more risky than investing in large cap companies. Small cap or mid cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or downturns, including arising from supply chain disruptions. Securities of small- or mid-cap companies may be traded less frequently than that of larger companies, which can make them illiquid. Small- or mid-cap companies may have more limited financial resources including access to credit lines and financing arrangements. Securities issued by small- or mid-cap companies may be more volatile. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make an ETF more risky than a fund that only invests in securities of larger capitalization companies.

Illiquid and Restricted Securities

The ETF may invest up to 15% of its net assets in illiquid securities. The term “illiquid security” is defined as a security that the ETF reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The ETF monitors portfolio liquidity on an ongoing basis and, in the event more than 15% of the ETF’s net assets are invested in illiquid investments, the ETF will not make further investments and will reduce its holdings of illiquid investments in an orderly fashion in order to maintain adequate liquidity. The ETF has adopted a liquidity risk management program.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered for sale to the public, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended, are technically considered “restricted securities,” the ETF may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. The Adviser will determine the liquidity of Rule 144A securities under the supervision of the Board. The liquidity of Rule 144A securities will be monitored by the Adviser and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the ETF’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the ETF does not exceed its applicable percentage limitation for investments in illiquid securities.

In reaching a liquidity decision, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Infectious Disease Risk

An outbreak of COVID-19, a highly contagious illness, commenced in 2019 and spread globally. This outbreak has resulted in travel restrictions, including limitations on border crossings, health screenings at points of entry, quarantines, business closures and operating restrictions, supply chain interruptions, layoffs, disruption of and stress in healthcare delivery, and defaults, resulting in reduced consumer demand for goods and services, disruptions to financial markets and other significant economic impacts, as well as general concern and uncertainty. Market disruptions can adversely impact a Fund and its investments. Further, some local financial markets have been or may be subject to closures, which can be unannounced and of indeterminate length. If a market in which a Fund’s investments trades implements a trading suspension, the Fund’s ability to buy or sell securities in that market will be adversely impacted. The outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in unpredictable ways. Historically, governmental and quasi-governmental authorities and regulators have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including stimulus measures such as direct capital infusions into companies, monetary policy changes, and interest rate adjustments. Capital re-direction to manage consequences of the outbreak may adversely affect governmental, quasi-governmental and corporate balance sheets. Any unexpected change in these policies, or their ineffectiveness, is likely to increase market volatility, which could adversely affect the Fund’s investments. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises caused by the outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak and its effects cannot be determined with certainty.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Foreign Securities

Investors should recognize that investing in securities of companies in foreign countries involves certain special considerations and risk factors that are not typically associated with investing in securities of U.S. companies and these risks apply to direct investment in securities issued in foreign market countries and to ADRs and GDRs of such companies issued in the United States. The following disclosure augments the information provided in the prospectus.

Economic and Political Risks

The economies of foreign countries may differ unfavorably from the United States economy in such respects as, but not limited to, growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Further, economies of foreign countries generally may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the economic conditions of the countries in which they trade, as well as trade barriers, tariffs, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by such countries. U.S. interactions with foreign countries may change, and trade negotiations, trade agreements and tariffs, or announcements about trade negotiations, trade agreements or of tariffs, may adversely impact the value of securities issued by companies located in countries outside the United States.

Many emerging and developing countries have different social, political, and economic stability characteristic as compared to the United States, which can result in political and economic instabilities that may be expressed in the form of (1) high interest rates; (2) high levels of inflation, including hyperinflation; (3) high levels of unemployment; and (4) changes in government economic policies or tax policies, sometimes without notice. Changes in government policies in emerging and developed countries may rapidly affect inflation rates.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulations, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the ETF’s investments in those countries. In addition, internal laws and regulations concerning contracts or property may be undeveloped compared to other legal systems, and it may be more difficult to obtain a judgment in a court outside the United States or enforce a foreign judgment (in U.S. or foreign courts).

Specific Foreign Country Risks

Investing in companies located in any country subjects the ETF to economic, political, regulatory and social risks specific to that country, including instability. Countries in Europe may be more sensitive to secessionist, independent or nationalist political movements, which could adversely affect their economies and trade relationships.

EU Risk. The ETF may invest in companies within the European Union, including the France, Germany, Italy, and the Netherlands. Political, social and economic conditions in Europe could affect the value of companies in that region. European financial markets may experience volatility due to concerns about levels of government debt, credit events (which may relate to the entire European Union or specific countries), concerns over unemployment and migration, the impact of Brexit and future of the euro as a common currency, possible restructuring of government debt for some EU members, as well as implementation of fiscal and monetary policies in the European Union. Companies within the EU are likely to be more sensitive to events concerning Brexit. If additional members decide to exit the European Union or stop using the Euro as a currency, the ETF’s investments in companies in the countries within the European Union could be adversely affected.

Specific Country Risk. The following risk factors are listed alphabetically:

Risks of Investing in Australia. Investments in Australian issuers are subject to currency and security risks specific to Australia. Australian is heavily dependent on exports from the energy, agricultural and mining sectors. The Australian economy is more sensitive to fluctuations in the commodities markets. Australia is also dependent on trading with key trading partners.

Risks of Investing in Canada. Canada’s economy depends significantly on key trading relationships, including with the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets, including those in the energy sector, and negative changes in commodities’ markets, whether due to changes in demand, market events, regulatory changes or other factors, could adversely impact the ETF’s holdings of securities of Canadian issuers.

Risks of Investing in France. The ETF’s investments in French issuers are subject to legal, currency and security risks specific to France. Brexit is expected to reduce demand for exports from France, which may cause the French economy to experience fluctuations reflecting concerns for an impending economic downturn, reduced demand for French exports, higher unemployment and increasing government debt. France’s economy depends on agricultural exports. France has experienced several incidents of terrorism, resulting in increased and different security demands. These attacks may adversely affect France’s tourism sector.

Risks of Investing in Germany. The ETF’s investments in German issuers may subject the ETF to legal, currency, and security risks specific to Germany. Recently, new concerns have emerged in relation to the economic health of the EU, which have led to downward pressure on the earnings of certain financial institutions, including German financial services companies. Germany has an export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Germany is dependent on the economies of these other countries, and any change in the price or demand for German exports may have an adverse impact on its economy.

Risks of Investing in Italy. The ETF’s investments in Italian issuers subjects the ETF to legal and currency risks specific to Italy. Among other things, Italy’s economy has been characterized by slow growth over the past few decades due to factors such as a high tax rate, rigid labor market and a generous pension system. Recently, the Italian government has experienced significant budget deficits and a high amount of public debt, causing credit agencies to lower Italy’s sovereign debt rating. The Italian economy is also heavily dependent on trade with other European countries.

Risks of Investing in the Netherlands. Investments in Dutch issuers may subject the ETF to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Risks of Investing in Sweden. Investments in Swedish issuers are subject to legal, currency and security risks specific to Sweden. Sweden has a highly developed social welfare system and a high percentage of Sweden’s labor force participates in union membership. As a result, Sweden’s economy could be adversely impacted by increased government spending, higher production costs and lower productivity, among other things.

Risks of Investing in the United Kingdom. Investments in UK issuers are subject to currency and security risks specific to the UK. The UK is one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the economy of the UK may be impacted by changes to the economic condition of the United States and other European countries. The government of the UK continues to exercise control over sectors of the economy, which could adversely impact economic growth. The UK includes Northern Ireland, which has an economy that is subject to special risks of economic, political and social instability. The UK is subject to special risks concerning Brexit, the withdrawal of the UK from the European Union, which is expected to occur in 2020. The economy of the UK and companies in the UK could be adversely affected by changes in trading and other relationships due to Brexit.

Risks of Investing in Asia

Hong Kong Risks. Hong Kong is one of the most significant global financial centers. Since 1997, when Great Britain transferred control of Hong Kong to the Chinese mainland government, Hong Kong has been a special administrative district of China but is governed by a regulatory scheme called the “Basic Law” designed to preserve autonomy in most matters (excluding defense and foreign affairs) until 2047. Although China contractually committed that it would not alter Hong Kong’s autonomy before 2047, Hong Kong is undergoing a period of political and social unrest, exacerbated by the adoption of a new national security law in June 2020. The law affects the political and legal, but not the economic, structure in Hong Kong, and could undermine business and investor confidence in Hong Kong which could have an adverse effect on the ETF’s investments. In response to the national security law, several countries have indicated they would adjust their relationship with Hong Kong and its citizens, which may affect financial, regulatory and privacy matters. The United States has implemented policy changes to remove Hong Kong's designation of special status, which affects primarily visa and import/export rules (including tariffs).

Japan Risks. In recent years, Japan’s economy has grown slower as compared to other Asian nations and its economic growth rate has been low, including due to natural disasters. Historically, Japan’s economy has been adversely affected by governmental interventions and economic protectionism, changes in its labor markets and fluctuations in its financial services sector and other distressed business sectors. Japan is a small island state with limited access to natural resources and relies on imports for its commodity and materials inputs. Fluctuations or shortages in the commodities markets may adversely impact Japan’s economy and Japanese companies. Japan’s economy may be adversely affected by trade limitations, tariffs, competition from other Asian markets, commodities prices and debt burdens. Japanese companies may be more sensitive to commodity prices, energy prices, and changes in Japan’s labor market as well as export limitations and tariffs.

Taiwan Risks. Taiwan is a small island state with limited raw material resources and relies on imports for its commodity and materials inputs. Fluctuations or shortages in the commodities markets may adversely impact Taiwan’s economy and Taiwan companies. Taiwan’s economy may be more sensitive to the economies of other Asian nations and to frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation, as well as credit risks. Taiwan’s economy is sensitive to changes in the economies of Japan, China, and the U.S. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities of Taiwan issuers.

South Korea Risks. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies would be adversely affected by increases in tension between North Korea and South Korea, or an outbreak of hostilities, or the threat of an outbreak.

Securities Market Risks

In general, trading volume on foreign stock exchanges is substantially less than that on the New York Stock Exchange (the “NYSE”). Further, securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Securities without a readily available market will be treated as illiquid securities for purposes of the ETF’s limitations on such purchases. Fixed commissions on foreign markets are generally higher than negotiated commissions on United States exchanges; however, the ETF will endeavor to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the ETF may invest on other stock exchanges where commissions are negotiable.

Interest Rate Fluctuations

Generally, the value of fixed income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities. Changes in global markets and economies, low interest rate environments, regulatory interventions and negative interest rate environments can also significantly affect interest rate fluctuations including in ways that are not always predictable. Although the ETF does not hold fixed income securities, dividend stocks may be sensitive to interest fluctuations.

Governmental Credit Risk

The obligations of foreign government entities, including supranational issuers, have various kinds of government support. Although obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power, or by their agencies, these obligations may or may not be supported by the full faith and credit of a foreign government.

Accounting Standards and Legal Framework

Many foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements comparable to those applicable to United States companies. Consequently, there may be less publicly available information about such companies than about United States companies. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. All issuers of “B” shares, “H” shares and Red Chips, in which the ETF may invest, are, however, required to produce accounts that are prepared in accordance with international accounting standards.

Additional Foreign Currency Considerations

Special Risks of Developing and Emerging Markets. Emerging and developing market countries may have less liquid securities markets with greater price volatility; impose exchange controls; impose differential taxes on foreign investors; and impose restrictions on direct investments or investments in issuers in particular industries.

Currency Risk. A change in the value of foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in or derivatives linked to that foreign currency and a change in the amount of income the ETF has available for distribution. Because a portion of the ETF’s investment income may be received in foreign currencies, the ETF will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the ETF will absorb the cost of currency fluctuations.

A portion of the ETF’s assets will be invested in securities of entities in foreign markets and a portion of the income received by the ETF will be in foreign currencies. If the value of the foreign currencies in which the ETF receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the ETF converts the foreign currencies to U.S. dollars, the ETF will be required to liquidate securities in order to make distributions if the ETF has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the ETF’s performance.

Changes in foreign currency exchange rates also will affect the value of securities in the ETF’s portfolio and the unrealized appreciation or depreciation of investments. Further, the ETF may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the ETF at one rate, while offering a lesser rate of exchange should the ETF desire immediately to resell that currency to the dealer.

Investment Funds and Repatriation Restrictions

Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds that have been specially authorized. See “Tax Matters” for an additional discussion concerning such investments.

In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. The ETF could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

The ETF may invest in other registered investment companies, including open-end funds, closed-end funds and exchange traded funds (ETFs), subject to limitations set forth in the 1940 Act. This may include investment in money market mutual funds in connection with the ETF’s management of daily cash positions. Investments in the securities of other registered investment companies may involve duplication of management fees and expenses. If the ETF invests in such investment funds, the ETF’s shareholders will bear not only their proportionate share of the expenses of the ETF, but also will bear indirectly similar expenses of the underlying investment funds. The ETF would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the total assets of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. Under an exception to this rule, the ETF is subject only to the 3% limit so long as the ETF does not charge a sales charge in excess of 1.5%.

Registered investment companies are permitted to invest in the ETF beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions of applicable regulations under the 1940 Act, and as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the ETF.

INVESTMENT RESTRICTIONS AND POLICIES

Fundamental Investment Restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the ETF. As used in the Prospectus and SAI, the term “majority of the outstanding shares” of the ETF means, respectively, the vote of the lesser of (i) 67% or more of the shares of the ETF present at a meeting, if the holders of more than 50% of the outstanding shares of the ETF are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the ETF. The following are the ETF’s fundamental investment restrictions set forth in their entirety. In contrast to the investment restrictions described below, investment policies are not fundamental and may be changed by the Board without shareholder approval.

Unless otherwise noted, whenever a fundamental investment restriction states a maximum percentage of the ETF’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the ETF’s acquisition of such security or other asset. Accordingly, except with respect to the limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the ETF’s fundamental investment restrictions. With respect to limitations on borrowings, if the ETF’s asset coverage falls below 300% at any time (not including Sundays and holidays), the ETF shall, within three days thereafter, reduce the amount of its borrowings so that asset coverage of its total borrowing shall be at least 300%. For purposes of the ETF’s investment policy on concentration, “to concentrate” generally means to invest more than 25% of the ETF’s total assets, measured at market value at the time of investment, and “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources. For purposes of applying this 25% limitation, the Adviser references industry classifications published by a variety of sources and generally considers industry classifications at the sub-group level provided by Bloomberg, L.P. The Adviser may also determine, acting in good faith based on its own analysis, that an industry group or sub-group may be so broad that the economic characteristics of issuers within a group differ materially, or that the classification of a particular issuer within a group is unreliable. In that case, the Adviser may reclassify the issuer into a different group for purposes of this policy.

Fundamental Investment Restrictions

The ETF may not:

1.	Issue senior securities, except that the ETF may borrow up to 33-1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. The ETF may pledge up to 33 1/3% of its assets to secure such borrowings.

2.	Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities that are secured by real estate or commodities, and securities of companies that invest or deal in real estate or commodities.

3.	Make loans, except through repurchase agreements to the extent permitted under applicable law.

4.	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

5.	Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

6.	Make short sales of securities or maintain a short position (except that the ETF may maintain short positions in foreign currency contracts, options and futures contracts).

7.	Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the ETF and all of its affiliates would own more than 3% of the total outstanding stock of that company.

8.	With respect to 75% of the ETF’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the ETF’s total assets would be invested in the securities of that issuer, or (b) the ETF would hold more than 10% of the outstanding voting securities of that issuer.

9.	The ETF may not invest 25% or more of the total value of its assets in securities of issuers in a particular industry, except that the ETF will invest 25% or more of its assets in securities of issuers in the energy and utility sectors collectively; and this restriction shall not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Non-Fundamental Investment Policies

The ETF also has non-fundamental investment policies:

1.	The ETF’s investment objective is non-fundamental and may be changed upon 60 days’ notice to shareholders.

Percentage restrictions apply at the time of acquisition, and, except with respect to borrowings, any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

Code of Ethics

Each of the Trust, Guinness Atkinson™, Foreside Fund Services, LLC, the ETF’s distributor (the “Distributor”),and Penserra Capital Management LLC, the ETF’s Sub-Adviser, have adopted a code of ethics, as required by applicable law, that is designed to prevent affiliated persons of the Trust, Guinness Atkinson™ and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the ETF (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

PORTFOLIO TRANSACTIONS

All security selection decisions are made by the Adviser. Orders for the purchase or sale of portfolio securities are placed on behalf of the ETF by the Adviser or by the Sub-Adviser at the Adviser’s direction, subject to supervision by Guinness Atkinson™ and the Board and pursuant to authority contained in the Agreement between the Trust and Guinness Atkinson™ and the agreement between Guinness Atkinson™ and the Sub-Adviser. In selecting brokers or dealers, Guinness Atkinson™ and the Sub-Adviser will consider various relevant factors, including, but not limited to, the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer’s execution services rendered on a continuing basis and the reasonableness of any commissions.

When directed by the Adviser, the Sub-Adviser is responsible, subject to oversight by Guinness Atkinson™ and the Board, for placing orders on behalf of the ETF for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the ETF and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the ETF is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the ETF. The primary consideration is prompt execution of orders at the most favorable net price.

Brokers or dealers selected by Guinness Atkinson or the Sub-Adviser to execute the ETF’s portfolio transactions may include the ETF’s Authorized Participants (as discussed in “Purchases and Issuance of Shares in Creation Units”) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the ETF’s portfolio transactions in conjunction with a creation unit order so long as such selection is in keeping with the foregoing policies.

It is possible that brokers or dealers selected to execute ETF portfolio transactions may provide research services, or statistical material or other services to the ETF or to Guinness Atkinson™ for the ETF’s use, that, in the opinion of the Board, are reasonable and necessary to the ETF’s normal operations. As permitted by Section 28(e) of the Securities Exchange Act of 1934, Guinness Atkinson™ may cause the ETF to pay a broker-dealer that provides brokerage and research services to Guinness Atkinson™ (for the ETF and/or other accounts for which Guinness Atkinson™ exercises investment discretion) an amount of commission for effecting a securities transaction for the ETF greater than the amount other broker-dealers would have charged for effecting the transaction if Guinness Atkinson™ determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or Guinness Atkinson™’s overall responsibilities to accounts over which it exercises investment discretion. Not all such brokerage and research services may be useful or of value in advising the ETF.

For this purpose, pursuant to Section 28(e) and applicable SEC guidance and interpretations, “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions. Historically, Guinness Atkinson™ and/or other funds it manages have received the following types of services: economic studies, industry studies, security analysis or reports, sales literature and statistical services. If Guinness Atkinson™ were to receive these types of services, it would determine the amount of allocations to brokers who provide research services and report brokerage allocations, on an overall basis and involving research services, regularly to the Board.

The receipt of research from brokers or dealers may be useful to Guinness Atkinson™ in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of Guinness Atkinson™’s other clients may be useful to Guinness Atkinson™ in carrying out its obligations to the ETF. To the extent the ETF’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the ETF may exceed those that might otherwise be paid by an amount that cannot be presently determined. The fees paid by the ETF to Guinness Atkinson™ are not reduced because Guinness Atkinson™ receives brokerage and research services. While such services are not expected to reduce the Guinness Atkinson™’s expenses, Guinness Atkinson™ might, through use of the services, avoid the additional expenses that would be incurred if it attempted to develop comparable information on its own.

Guinness Atkinson™ may receive research services, or statistical material or other services to the ETF from research providers that are not affiliated with an executing broker or dealer, but which have entered into payment arrangements involving an executing broker or dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker or dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker or dealer enter into a related agreement specifying the amount or the ratio of commissions on portfolio transactions as consideration for the executing broker or dealer making payments for Third Party Research Services received by the investment adviser. Essentially, the investment adviser and the broker-dealer establish a pool of commission credits and the broker-dealer pays research providers directly from this pool, and the broker-dealer agrees that it will use credits only to pay for research services that are permissible under Section 28(e). Currently, neither the Adviser nor the Sub-Adviser receive research through Third Party Research Service arrangements.

Guinness Atkinson™ is authorized to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the ETF or other funds in the Guinness Atkinson or SmartETFs fund complexes, and is authorized to use the Distributor on an agency basis, to effect a substantial amount of the portfolio transactions that are executed on the New York or American Stock Exchanges, regional exchanges and foreign exchanges where relevant, or that are traded in the over the counter market.

Brokers or dealers who execute portfolio transactions on behalf of the ETF may receive commissions that are in excess of the amount of commissions that other brokers or dealers would have charged for effecting such transactions provided the Adviser determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or Guinness Atkinson™’s overall responsibilities to the ETF.

It may happen that the same security held by the ETF will also be held by other clients of Guinness Atkinson™. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Guinness Atkinson™ to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as the ETF is concerned. In other cases, however, the ability of the ETF to participate in volume transactions will produce better executions for the ETF.

Brokerage with Fund Affiliates. Subject to the supervision of Guinness Atkinson™ and the Board, brokerage or other agency transactions for the ETF may be executed through Authorized Participants or registered broker-dealer affiliates of the ETF’s Sub-Adviser or the ETF’s Authorized Participants for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the ETF for exchange transactions not exceed “usual and customary” brokerage commissions, which means amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including the Trustees who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. Brokerage transactions effected through affiliates of the Sub-Adviser or the ETF’s Authorized Participants will be reviewed regularly.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Purchase and Issuance of Creation Units

The Trust issues and redeems Shares (1) only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined herein), in proper form pursuant to the terms of the Authorized Participant Agreement (“Authorized Participant Agreement”); or (2) through a dividend reinvestment program offered by a broker. A “Business Day” is any day on which the NYSE is open. Purchases and redemptions of Creation Units are subject to a Transaction Fee, as defined below. Currently, a Creation Unit is 10,000 shares.

Authorized Participants

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). The Authorized Participant must agree pursuant to the terms of the Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that the Authorized Participants will make available an amount of cash sufficient to pay the Balancing Amount (as defined below) and the transaction fee described in “Transaction Fees.” The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Deposit Instruments (as defined below). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Each Business Day, prior to the opening of trading on the ETF’s Primary Listing Exchange, NYSE Arca, normally at 9:30 a.m., the Adviser will cause to be published through the National Securities Clearing Corporation (NSCC) and disclose on its Website the names and quantities of an in-kind deposit of specific instruments (the “Deposit Instruments”) comprising the Creation Basket, as well as the estimated Balancing Amount (if any) for that day, for each ETF. The Creation Basket and the Balancing Amount, taken together, are referred to as the Portfolio Deposit. Generally, the published Creation Basket will apply until a new Creation Basket is announced on the following business day, and there will be no intra-day changes to the creation Basket except to correct errors in the Creation Basket. The Adviser will also publish on its website each ETF’s NAV and the closing price or Bid/Ask Price as of the NAV calculation time, all as of the prior business day. The identities and quantities of the Deposit Instruments for the ETF may also be fully available through unaffiliated third-party vendors.

Under some circumstances, a Creation Basket may be a “Custom Basket”, which is a Creation Basket that differs from a pro rata representation of the ETF’s portfolio. Pursuant to Rule 6c-11 under the 1940 Act, the ETF may use a Custom Basket that is a non-representative selection of the ETF’s portfolio under certain circumstances. The ETF has adopted a Basket Construction Policy that governs the construction of Creation Baskets and permits the use of a Custom Basket when it is in the ETF’s best interests to do so, which may include implementing changes in the ETF’s portfolio, increasing the ETF’s tax efficiency, and for other reasons.

Authorized Participants that wish to purchase ETF shares from the Transfer Agent through the Distributor will do so by delivering an in-kind deposit of specific instruments (“Deposit Instruments”) constituting the Creation Basket a sum of cash constituting the Balancing Amount, if required (collectively, the “Portfolio Deposit”), and the appropriate transaction fee. Creation Units are sold at their NAV plus a transaction fee, as described below. The Adviser may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at the Adviser’s discretion.

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Transfer Agent if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the ETF; (b) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (c) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (d) the value of the Balancing Amount to accompany an in-kind deposit exceeds purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant Cut-Off Time for the ETF on the Transmittal Date; (e) the purchase order is not in proper form; or (f) in the event that circumstances outside the control of the Trust, the Transfer Agent and the Adviser make it impractical to process purchase orders, which could include acts of God; public service or utility problems resulting in telephony or data transmission failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other data systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the ETF’s Custodian, a sub-custodian or any other participant in the creation process; or similar extraordinary events. The Trust shall notify an Authorized Participant if an order has been rejected. The Trust and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Cut Off Time for Purchase Orders

The ETF’s deadline for the receipt of purchase orders is referred to as the “Cut Off Time.” The ETF’s Cut-Off Time is 4:00 p.m. Eastern time on any Business Day. The Cut Off Time will be earlier on any day that the NYSE Arca closes early.

Purchase orders will be processed based on the NAV next calculated after receipt by the Transfer Agent by 4:00 p.m. of the order in proper form.

Economic or market disruptions, or telephone or communications failure, could impede the ability to reach the Distributor, the Transfer Agent or an Authorized Participant. Orders to create shares that are received on a day before a holiday or a day (other than a Saturday or Sunday) when the equity markets in a relevant non-U.S. market are closed may not be accepted.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such process being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Transfer Agent to transmit to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Instruments and the Balancing Amount to the Trust, together with the transaction fee and such additional information as may be required by the Transfer Agent.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units settled outside the Clearing Process are likely to require transmittal by DTC participants earlier than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Balancing Amount, each as applicable and at the discretion of the Adviser, or of the Cash Purchase Amount together with the applicable transaction fee.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends on all of the facts and circumstances pertaining to that person’s activities. Thus the examples mentioned above should not be considered a complete description of all the effecting transactions in Shares, whether or not participating in the distribution of Shares, are general required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange on which the Shares of such ETF trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

Redemptions of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by 4:00 p.m. on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Cut Off Time for Redemption Orders

Redemption orders must also be received by the ETF’s Cut Off Time, which is 4:00 p.m. Eastern time on any Business Day. The Cut Off Time will be earlier on any day that the NYSE Arca closes early.

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by 4:00 p.m. on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Redemptions may be affected by closures on foreign exchanges, which may close for holidays or other reasons that prevent the transfer of a security. If a Creation Unit is redeemed that contains foreign investments, there may be a delay in settlement to the extent necessary when additional time for settlement is actually required due to a local market holiday or extended delivery cycles in a foreign market.

The redemption proceeds for a Creation Unit generally consist of “Redemption Instruments”, which are portfolio securities, as announced by the Adviser through the NSCC on any Business Day, plus the Balancing Amount. The Redemption Instruments are generally the same as the Creation Basket, but in some circumstances, Redemption Instruments may also be a Custom Basket. The redemption Transaction Fee is deducted from such redemption proceeds. The ETF may in its discretion exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. The right of redemption may be suspended or the date of payment postponed for any period in which the NYSE is closed (other than customary weekend and holiday closings); for any period during which trading on the NYSE is suspended or restricted; for any period during which an emergency exists as a result of which disposal of the shares of the ETF’s portfolio securities or determination of its NAV is not reasonably practicable; or in such other circumstances as permitted by the SEC. If the ETF holds foreign securities that are traded on an exchange that is closed for a holiday or scheduled closing during the time that a redemption order for a Creation Unit is pending, the ETF may in its discretion exercise its option to redeem that portion of the Creation Unit in cash. If the ETF holds foreign securities that are not permitted to be delivered in-kind by the ETF, the ETF will sell the portion of such foreign securities and deliver that portion of the redemption proceeds in cash.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units of ETFs through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (4:00 PM Eastern Time or earlier in the event that the NYSE closes early), in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Redemption Instruments and the Balancing Amount or the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placements of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through the transfer of Shares directly DTC. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (by 4:00 PM Eastern Time or earlier in the event that the NYSE closes early) in order to receive that day’s closing NAV per Share. All procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of the ETF specified in such order, which delivery must be made through DTC to the custodian by the second Business Day (T+1) following such transmittal date. All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received by the Transfer Agent by 4:00 p.m., the Transfer Agent will initiate procedures to transfer the requisite ETF Securities and the Balancing Amount, which are expected to be delivered within two Business Days and the Cash Redemption Amount (by the second Business Day (T+2) following the transmittal date on which such redemption order is deemed received by the Transfer Agent).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

If an order is cancelled, the Participant will be responsible for reimbursing the ETF for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the AP shall not be responsible for such costs if the order was cancelled for reasons outside the AP’s control or the AP was not otherwise responsible or at fault for such cancellation. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day, with a newly constituted Fund Deposit to reflect the next calculated NAV.

Transaction Fees

Both purchases and redemptions of Creation Units are subject to a Transaction Fee. The Transaction Fee is payable to the Trust and is imposed to compensate the Trust for the transfer and other transaction costs of an ETF associated with the issuance and redemption of Creation Units of Shares. The ETF’s Transaction Fee is a fixed amount, established in advance, based on the ETF’s portfolio holdings. The Amount of the Transaction Fee may change from time to time, as the ETF’s portfolio holdings change. Authorized Participants are notified of the change in the amount of the Transaction Fee before the change is implemented. Currently, the ETF’s Transaction Fee is $350. The Transaction Fee applies to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. The Transaction Fee on redemption of Creation Units will not exceed 2% of the value of the Shares redeemed.

Purchasers of shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the ETF to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The Transaction Fee may, in certain circumstances, be paid in whole or in part by the Adviser or otherwise waived. The Adviser may consider whether to pay a Transaction Fee, in whole or in part, on a case by case basis after reviewing the facts and circumstances at the time a Creation Unit is created or redeemed.

MARKET PRICE; NAV COMPUTATION; SECURITIES VALUATION

Market Price of Shares

Transactions in Shares will be priced at NAV only if Shares are purchased directly from the ETF in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price of the Shares in the secondary market may be more or less than the NAV of such shares.

NAV Calculation

The ETF’s net asset value per share (“NAV”) is determined at the close of business on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business and the Federal Reserve Bank’s Fedline System is open and on such other days as there is sufficient trading in the ETF’s securities to affect materially the ETF’s NAV. The NYSE has posted the following list holiday closures: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The ETF’s NAV is calculated by adding the value of all portfolio securities and other assets belonging to the ETF, subtracting the liabilities charged to the ETF, and dividing the result by the number of outstanding shares of the ETF. Assets belonging to the ETF consist of the consideration received upon the issuance of shares of the ETF together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds.

Securities Valuation

The ETF will invest in foreign securities and, as a result, the calculation of the ETF’s NAVs may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the ETF’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by, and under the supervision of, the Board. The ETF may rely on prices provided by independent pricing services. Prices used by independent pricing services may be based on proprietary methodologies. If an independent pricing service makes an error in applying its proprietary pricing methodologies, this could result in an incorrect valuation for a security held in the ETF’s portfolio. Portfolio securities of the ETF that are traded both on an exchange and in the over the counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price before the valuation point. (For securities traded on the NYSE, the valuation will be the last reported sales price as of the close of the NYSE’s regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over the counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board. As of the date of this SAI, such securities will be valued by the latter method. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the NASD Automated Quotation (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the counter securities that are not traded in the Nasdaq National Market System shall be valued at the most recent trade price.

Money market instruments with less than 60 days remaining to maturity when acquired by the ETF will be valued on an amortized cost basis by the ETF, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the ETF acquires a money market instrument with more than 60 days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

The ETF will value portfolio securities for which no readily available market quotation in accordance with last trade price or fair valuation as necessary. When portfolio securities are traded in the over the counter market in Hong Kong, the valuation will be the last reported sale price before the valuation point. If there is no such reported sale, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board.

PERFORMANCE INFORMATION

For purposes of quoting and comparing the performance of the ETF to the performance of other ETFs, of mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the ETF. Dividends and distributions are comprised of net investment income and net realized capital gains. Under SEC rules, funds advertising performance must include total return quotes calculated according to one or more of the following formulas:

Return Before Taxes

P(1 + T)n	= ERV
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ERV	= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

Return After Taxes on Distributions

P(1 + T)n	= ATVd
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ATVd	= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions but not after taxes on redemption

Return After Taxes on Distributions and Sale of ETF Shares

P(1 + T)n	= ATVdr
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ATVdr	= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions and redemption

In calculating the ending redeemable value, all dividends and distributions by the ETF are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The ETF may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the ETF’s performance with other measures of investment return. For example, in comparing the ETF’s total return with data published by Lipper, Inc. or similar independent services or financial publications, the ETF calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the SEC’s rules.

All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Holdings Information

The Adviser and the ETF maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the ETF. These portfolio holdings disclosure policies have been approved by the Board. The ETF’s complete portfolio holdings must be filed quarterly with the SEC within 60 days of the end of each fiscal quarter on Form N-PORT, and must be delivered to ETF shareholders within 60 days of the end of the second and fourth fiscal quarters in the ETF’s Annual Report and Semi-Annual Report to Fund shareholders, respectively. The ETF’s Annual and Semi-Annual Reports must be filed with the SEC on Form N-CSR no later than 10 days after delivery of the Reports to shareholders. The ETF’s filings on Form N-PORT and Form N-CSR are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

As an exchange-traded fund, information about the ETF’s portfolio holdings is made available on a daily basis in accordance with the provisions of Rule 6c-11 under the 1940 Act, regulations of the ETF’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the ETF’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the ETF’s Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

In addition, the ETF’s service providers, consisting of the administrator, custodian, financial printer, legal counsel and auditors, may receive portfolio holdings information in connection with their services to the ETF. Disclosure of the ETF’s portfolio holdings information may be made only with prior written approval of either the Trust’s President or its Chief Compliance Officer. In no event shall the Adviser, its affiliates or employees, or the ETF receive any direct or indirect compensation in connection with the disclosure of information about the ETF’s portfolio holdings. The Trust’s Chief Compliance Officer will review the adequacy and effectiveness of the Trust’s portfolio holdings disclosure policy (and any related procedures) at least annually and recommend changes, if appropriate, to the Board. In addition, the Board will review the adequacy and effectiveness of this policy (and any related procedures) at least annually and consider the recommendations, if any, of the Chief Compliance Officer.

TAX MATTERS

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the ETF and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the ETF or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of ETF Shares are urged to consult their tax advisors with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations) under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the tax discussion in the prospectus and this SAI is based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes ETF Shares are held by U.S. shareholders and that such Shares are held as capital assets.

Qualification as a Regulated Investment Company

The ETF will elect to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions made by the ETF during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If the ETF has a net capital loss (i.e., an excess of capital losses over capital gains) that amount may be carried forward and treated as a capital loss that can be used to offset capital gains in future years. There is no limitation on the number of years to which net capital losses may be carried. Any such net capital losses retain their character as either long-term or short-term losses. As explained below, however, carryforwards may be subject to limitations on availability. Under Code Sections 382 and 383, if the ETF has an “ownership change,” then the ETF’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the ETF immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for August 2020 is 0.89%. The ETF will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the ETF’s control or knowledge, there can be no assurance that the ETF will not have an ownership change. If the ETF has an ownership change, then the ETF will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the ETF. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in qualified publicly traded partnerships (the “Income Requirement”).

In addition to satisfying the Distribution and Income requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of a Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which a Fund has not invested more than 5% of the value of the Fund’s total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in the securities of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or in the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

If, for any taxable year, the ETF does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the ETF), all of an ETF’s taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the ETF’s current and accumulated earnings and profits. Such distributions generally may be eligible for the dividends-received deduction (“DRD”) in the case of corporate shareholders or may be eligible for treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, gain or loss recognized by the ETF on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the ETF held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the ETF elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain that is recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) under Treasury Regulations that have not yet been promulgated, the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the ETF’s shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 contracts.” Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 contracts.

The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which case it will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, if the Fund invests in “marketable stock” (as defined) of a PFIC, the Fund may make a mark-to-market election with respect to such stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291-1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any “excess distribution” (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as a dividend.

A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 (November 30, if the regulated investment company elected to determine its required excise tax distributions based on its November 30 taxable year, as discussed below) or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced).

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; (2) exclude specified gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year); and (3) apply mark-to-market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on October 31. In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of the such calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from the Fund that may be taxable as qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that may be taxable as qualified dividends will be designated by the Fund and generally cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund may be taxable as qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181-day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option, or an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by the Fund from a foreign corporation will be qualified dividends only if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S., or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

Distributions attributable to dividends received by the Fund from domestic corporations will qualify for the 70% DRD for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by the Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD.

Ordinary income dividends paid by the Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days, in the case of certain preferred stock) during the 91-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 45 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund; or (ii) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and reported as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Alternative minimum tax (“AMT”) is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. For purposes of the corporate AMT, the corporate DRD is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a DRD) in determining their adjusted current earnings.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of the foreign tax credit rules.

Distributions by the Fund that do not constitute ordinary income dividends, qualified dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts to the shareholder will be taxable in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. Each U.S. shareholder should consult his own tax advisor regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an “exempt recipient” (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (including an exchange of shares of another Fund for shares of the Fund, when applicable, or pursuant to a dividend reinvestment in the Fund) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. When a shareholder redeems shares of the Fund, the Fund is generally required to report to the Internal Revenue Service and provide the shareholder with information about the gross proceeds of such redemption, the shareholder’s adjusted basis in the shares redeemed, and whether any gain or loss on the redemption is long-term or short-term. Unless a shareholder timely elects another acceptable method, the Fund will use the average basis method to calculate the basis of shares redeemed.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund’s election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder’s pro rata share of such foreign taxes that it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

This withholding generally would not apply to amounts properly reported by the Fund as an interest-related dividend or a short-term capital gain dividend paid with respect to taxable years beginning before 2014. The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a short-term capital gain dividend is generally limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or subject to withholding tax at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Payments after June 30, 2014 of dividends on, and payments after 2016 of gross proceeds from the redemption of, shares of the Fund made to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non-financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on the disposition of the Fund’s shares of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Effect of Future Legislation; Foreign, State and Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

At the time that this SAI is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other foreign, state and local tax rules affecting an investment in the Fund.

Creation and Redemption of Creation Units

An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund must report to the IRS and furnish to holders of Creation Units certain information with respect to the redemption of Creation Units. In addition to reporting the gross proceeds from the redemption of Creation Units, the Fund will also be required to report basis information for such Creation Units and indicate whether they had a short-term or long-term holding period. The Fund will permit holders of Creation Units to elect from among several acceptable basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default basis method. Holders of Creation Units should consult with their tax advisers to determine the best basis method for their tax situation and to obtain more information about how the basis reporting requirements apply to them.

MANAGEMENT OF THE TRUST

The Board manages the business and affairs of the Trust and the Fund. The Board approves all significant agreements between the Fund and companies and individuals that provide services to the Fund. The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The officers of the Fund manage the day-to-day operations of the Fund. The day-to-day operations of the Fund are always subject to the investment objective of the Fund. Unless otherwise noted, each Trustee and officer’s address is 225 South Lake Avenue, Suite 216, Pasadena, California 91101. Trustees and officers of the Trust serve until their resignation, removal or retirement. Unless otherwise noted, each Trustee has served in the indicated occupations or directorships for at least the past five years.

Independent Trustees
Name and Age	Position Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
James I. Fordwood (73)	Trustee, Audit Committee Chairman	Indefinite; Since April 1994	CFO and Managing Member of Prima Marketing LLC (network of convenience stores) since 1998; President, Balmacara Production Inc. since 1986 (holding company); Treasurer, Inverness21 LLC (owns and operates office buildings) since 2007; Treasurer, JL Energy Inc. (holding company) since 1985; Treasurer, Thistle, Inc. (seismic data management) since 1984.	None
Dr. Bret A. Herscher (62)	Trustee	Indefinite; Since April 1994	Self-employed Consultant, since 2018, to companies in the medical device sector. Chief Technology Officer, EARGO, Inc., a hearing aid company, from 2012 to 2018.	None
Susan Penry Williams (75)	Trustee	Indefinite; Since February 2016	Retired; Partner, Kramer Levin Naftalis & Frankel LLP, from 1994 to 2014.	None
J. Brooks Reece, Jr. (73)	Trustee and Chairman	Indefinite; Since April 1994	Operating Partner, Stonebridge Partners Small Cap Team, since 2018. Previously, CEO, Adcole Corp, from 1989 to 2017.	None

Interested Trustees
Name, Address, and Age	Position Held with the Trust	Term of Office; Length of Time Served	Principal Occupations During the Past 5 Years	Other Directorships Held by Trustee
Timothy W.N. Guinness* (72) 18 Smith Square Westminster London, England SW1P 3HZ	Trustee	Indefinite; Since April 1994	Chairman/CIO of Guinness Atkinson™ Asset Management since November 2002. Chairman of Guinness Asset Management Ltd., investment advisor in London, since 2003. Director of Guinness Capital Management Ltd. since 2010; Partner, Ekins Guinness LLP (investment research) since 2017; Non-Executive Director of Brompton Bicycle Ltd., since 2000.	.

*	“Interested person” (as defined in the 1940 Act) of the Fund because of his affiliation with Guinness Atkinson™.

Officers
Name and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years
James J. Atkinson (62)	President	Since April 2003

Chief Executive Officer and Director of Guinness Atkinson™ Asset Management since 2002. Director of Guinness Asset Management Ltd. since 2003. Principal of Orbis Marketing, a mutual fund marketing and advertising firm, since 2001.

Patrick Keniston (54)	Chief Compliance Officer	Since May 2013	Managing Director, Foreside Fund Officer Services, LLC, since 2008.
Rita Dam (53)	Treasurer	Since September 2009	Co-Chief Executive Officer (2016 - present), and Vice President, Mutual Fund Administration, LLC (2006 -2015). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment adviser.
Joy Ausili (53)	Secretary & Assistant Treasurer	Since September 2009	Co-Chief Executive Officer, Mutual Fund Administration, LLC (2016 - present), and Vice President, Mutual Fund Administration, LLC (2006 -2015). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.
Sardjono Kadiman (44)	Assistant Treasurer	Since September 2009	Managing Director (2018 – present), and Vice President, Mutual Fund Administration, LLC. (2008-2017).
Lyna Phan (44)	Assistant Treasurer	Since September 2011	Managing Director (2018 – present), and Vice President, Mutual Fund Administration, LLC (2010-2017).

Leadership Structure and the Board of Directors

The Board is responsible for overseeing the business affairs of the Fund. The Board is composed of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). In connection with four regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel and Independent Legal Counsel to consider a variety of matters affecting the Fund. These meetings generally occur prior to or following scheduled Board meetings and at such other times as the Independent Trustees may deem necessary. The Board held, and each Trustee attended, four in-person meetings and two telephonic board meetings during the fiscal year ended December 31, 2019. As discussed in further detail below, the Board has established the Audit Committee, composed solely of Independent Trustees, to assist the Board in performing its oversight responsibilities.

The Chairman of the Board is an Independent Trustee. The Board does not have a lead Independent Trustee. The Chairman’s role is to approve the agenda for each Board meeting, preside at all meetings of the Board and to act, as necessary, as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be determined by the Board.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the other Trustees, Guinness Atkinson™, other service providers, counsel and the independent registered public accounting firm; and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust, public and private companies or other organizations. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background, professional training, and/or other life experiences. The following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

James I. Fordwood has served as a Trustee of the Trust since its inception in 1994 and is the CFO and Managing Member of Prima Marketing LLC, which operates a network of convenience stores. Mr. Fordwood also serves as director and treasurer of several private companies (identified in the table above), including companies in the alternative energy sector. Mr. Fordwood holds a Bachelor of Arts in Engineering (with honors) from Cambridge University and holds the designation of Chartered Accountant awarded by the Institute of Chartered Accountants of Scotland. The Board has designated Mr. Fordwood as the Fund’s Audit Committee Financial Expert. Mr. Fordwood is the Chairman of the Audit Committee.

Timothy W.N. Guinness has served as a Trustee of the Trust since its inception in 1994 and is the Chairman and Chief Investment Officer of Guinness Atkinson™ Asset Management since November 2002; Chairman of Guinness Asset Management Ltd., an investment adviser in London, United Kingdom, since 2003; and Director of Guinness Capital Management Ltd. since 2010. Previously, Mr. Guinness served as Joint Chairman of Investec Asset Management Ltd. from September 1998 to March 2003. Mr. Guinness serves on the board of directors of several public and private companies operating and organized outside the United States, including companies focused on discretionary investment management services. Mr. Guinness also serves as a trustee of two non-U.S. investment companies, SR Europe Investment Trust Plc and Atlantis Japan Growth Fund Ltd. Mr. Guinness has more than 35 years of experience in investing and holds a Masters of Engineering from Cambridge University and a Masters of the Science of Management from Massachusetts Institute of Technology.

Dr. Bret A. Herscher has served as a Trustee of the Trust since its inception in 1994 and is self-employed consultant in the medical device sector. From 2012 through 2018, he served as Chief Technology Officer at EARGO, Inc., a hearing aid company. From 2009 through 2012, he served as Vice President of Minnow Medical, a company that develops medical devices for the treatment of peripheral artery disease. Dr. Herscher holds PhD. M.A. and B.A. degrees from Cambridge University.

Susan Penry-Williams, has served as a Trustee of the Trust since February 2016. Ms. Penry-Williams is retired. Previously, she was a Partner in the law firm of Kramer Levin Naftalis & Frankel, LLP, from 1994 to 2014, where she served as the co-head of the Financial Services Group. Her practice focused on general securities law and concentrated on the regulation and corporate governance of investment companies and investment advisers, and she represented mutual funds and their directors and trustees in all aspects of transactions in a mutual fund complex, including reorganizations and mergers. Ms. Penry-Williams holds a J.D. and a B.A., magna cum laude, Phi Beta Kappa, both from Columbia University.

J. Brooks Reece, Jr., has served as a Trustee of the Trust and the Trust’s Independent Chairman since the Trust’s inception in 1994 and is an Operating Partner of Stonebridge Partners Small Cap Team since 2018. From 1984 through 2017, he served in various senior executive positions at Adcole Corporation, a manufacturer of precision measuring machines and sun angle sensors for space satellites, and its affiliates. Mr. Reece served as a trustee of the Dessauer Global Equity Fund, a registered investment company, from 1997 to 2000. Mr. Reece holds a Bachelor of Science degree from the Wharton School at the University of Pennsylvania.

The Board’s leadership structure is appropriate for the characteristics and circumstances of the Trust and the Fund, including the Fund’s various investment strategies and themes, the size of the Fund, the Board’s committee structure and the Fund’s management, distribution and other service arrangements. The current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview. The Board’s leadership structure may be changed at any time and in the Board’s discretion, including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight

The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Guinness Atkinson™ and the Fund’s other service providers are responsible for day-to-day risk management functions (depending on the nature of the risk). As part of the general oversight of the Fund, the Board oversees the management of these risks.

The Board periodically reviews the Fund’s policies and procedures designed to address the Fund’s risks. Oversight of investment, compliance and operational risk is performed primarily at the Board level in conjunction with Guinness Atkinson™ and the Fund’s Chief Compliance Officer (“CCO”). Oversight of other risks also occurs at the Committee level. Guinness Atkinson™ reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund’s and the service providers' compliance policies and procedures and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers' compliance program. The Audit Committee reviews with the Fund’s independent public accountants and Guinness Atkinson™ the Fund’s major financial risk exposures and the steps Guinness Atkinson™ has put in place to monitor and control these exposures, including risk assessments and risk management policies and guidelines. The Valuation Committee oversees valuation risk and compliance with the Fund’s Valuation Procedures and oversees actions by the Adviser with respect to the valuation of portfolio securities.

Board Committees

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee appoints and approves the compensation of the Trust’s independent public accountants; oversees the Trust’s accounting and financial reporting policies, practices and internal controls; approves any non-audit services; and serves as the Trust’s “Qualified Legal Compliance Committee.” The Audit Committee meets quarterly. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Ms. Penry-Williams, and Mr. Reece, comprise the Audit Committee. Mr. Fordwood is the Chairman of the Audit Committee.

Governance and Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee did not meet during 2019. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Ms. Penry-Williams, and Mr. Reece, comprise the Governance and Nominating Committee. The Governance and Nominating Committee will consider nominees recommended by the Trust’s shareholders. A shareholder should submit any nominations in writing to the Secretary of the Trust at 225 South Lake Avenue, Suite 216, Pasadena, California 91101. All nominations so received shall promptly be distributed to the members of the Committee. However, the decision to approve candidates for submissions to the board shall be made exclusively by the Committee.

Ownership in Securities of the Adviser and Distributor and Related Companies; Compensation

As reported to the Trust, none of the Independent Trustees nor their immediate family members own securities issued by the Adviser, Distributor or their related companies, as of December 31, 2019. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

The table below illustrates the compensation paid to each Trustee for service to all series in the Trust for the Trust’s most recently completed fiscal year, excluding payment for out-of-pocket expenses. There are no pension or retirement benefits accrued as part of the Fund’s expenses. Each Trustee oversees all of the series portfolios of the Trust, which include this Fund, four other ETFs and eight open-ended mutual funds.

	Aggregate Compensation from the Fund
Name of Trustee	SmartETFs Sustainable Energy II ETF	Aggregate Compensation from the Trust
Independent Trustees
Mr. Fordwood	$0	$20,000
Dr. Herscher	$0	$20,000
Ms. Penry-Williams	$0	$20,000
Mr. Reece	$0	$22,000
Interested Trustees
Mr. Guinness	$0	$0

Trustee Ownership in the Fund

As of the date of this SAI, none of the Trustees own shares of the ETF.

Control Persons and Principal Security Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the ETF. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. There are no control persons of the ETF, as it is new.

THE INVESTMENT ADVISER AND THE ADVISORY AGREEMENT

Guinness Atkinson™ Asset Management, Inc. furnishes investment advisory services to the ETF. Under the Investment Advisory Agreement (the “Agreement”), Guinness Atkinson directs the investments of the ETF in accordance with the investment objectives, policies, and limitations provided in the prospectus or other governing instruments, the 1940 Act, and rules thereunder, and such other limitations as the ETF may impose by notice in writing to Guinness Atkinson™. Guinness Atkinson™ also furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Fund; pays the salaries and fees of all officers of the Trust other than those whose salaries and fees are paid by the Administrator or the Distributor; and pays the salaries and fees of all Trustees who are “interested persons” of the Trust or of Guinness Atkinson™ and of all personnel of the Trust or of Guinness Atkinson™ performing services relating to research, statistical and investment activities. Guinness Atkinson™ is authorized, in its discretion and without prior consultation with the Fund, to buy, sell, lend and otherwise trade, consistent with the Fund’s then-current investment objectives, policies and restrictions in any bonds and other securities and investment instruments on behalf of the Fund. The investment policies and all other actions of the Fund are at all times subject to the control and direction of the Board.

The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Fund to operate. The Fund pays the Adviser an advisory fee equal to X.XX% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. Guinness Atkinson™, from time to time may contractually or voluntarily waive or defer all or a portion of its fees payable under the Agreement.

Guinness Atkinson™ performs (or arranges for the performance of) the following management and administrative services necessary for the operation of the Trust: (i) with respect to the Fund, supervising relations with, and monitoring the performance of, custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable; (ii) investigating the development of and developing and implementing, if appropriate, management and shareholder services designed to enhance the value or convenience of the Fund as investment vehicles; and (iii) providing administrative services other than those provided by the Administrator.

Guinness Atkinson™ also furnishes such reports, evaluations, information or analyses to the Trust as the Board may request from time to time or as Guinness Atkinson™ may deem to be desirable. Guinness Atkinson™ makes recommendations to the Board with respect to the Trust’s policies, and carries out such policies as are adopted by the Board. Guinness Atkinson™, subject to review by the Board, furnishes such other services as it determines to be necessary or useful to perform its obligations under the Agreement.

All other costs and expenses not expressly assumed by Guinness Atkinson™ under the Agreement or by the Administrator under the administration agreement between it and the Trust, on behalf of the Fund, shall be paid by the Fund from the assets of the Fund, including, but not limited to, fees paid to Guinness Atkinson™ and the Administrator, interest and taxes, brokerage commissions, insurance premiums, compensation and expenses of the Independent Trustees, legal, accounting and audit expenses, fees and expenses of any transfer agent, distributor, registrar, dividend disbursing agent or shareholder servicing agent, expenses, including clerical expenses, incident to the issuance, redemption or repurchase of shares of the Fund, including issuance on the payment of, or reinvestment of, dividends, fees and expenses incident to the registration under federal or state securities laws of the Fund or their shares, expenses of preparing, setting in type, printing and mailing prospectuses, statements of additional information, reports and notices and proxy material to shareholders of the Fund, all other expenses incidental to holding meetings of the Fund’s shareholders, expenses connected with the execution, recording and settlement of portfolio securities transactions, fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating net asset value of the shares of the Fund, industry membership fees allocable to the Fund, and such extraordinary expenses as may arise, including litigation affecting the Fund and the legal obligations that the Fund may have to indemnify the officers and Trustees with respect thereto.

Expenses that are attributable to the ETF are charged against its income in determining net income for dividend purposes. From time to time, Guinness Atkinson™ may voluntarily waive or defer all or a portion of its fees payable under the Agreement. Pursuant to an expense limitation agreement between the Adviser and the ETF, the Adviser has contractually agreed to waive its fees and/or pay or absorb ETF expenses (excluding certain types of expenses) in order to limit ETF’s total annual operating expenses at the pre-determined level as set forth in the ETF’s Prospectus. The expense limitation agreement may be terminated by the Board of the ETF at any time without penalty upon 60 days’ notice.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend the Fund over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is specifically approved at least annually by the Board and the affirmative vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party by votes cast in person at a meeting called for such purpose. The Board or Guinness Atkinson™ may terminate the Agreement on 60 days’ written notice without penalty provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Agreement terminates automatically in the event of its “assignment,” as defined in the 1940 Act.

Guinness Atkinson™ reserves to itself and any successor to its business the right to withdraw the right to use the name “SmartETFs” and “Guinness Atkinson™” from a Fund if Guinness Atkinson™ no longer advises the Fund. Guinness Atkinson™ also reserves the right to grant the nonexclusive right to use the name “SmartETFs” or “Guinness Atkinson™” or any similar name to any other corporation or entity, including, but not limited to, any investment company. In the event the Agreement is terminated, each Fund will immediately delete “SmartETFs” or “Guinness Atkinson™” from its name and may not use the name “Guinness Atkinson™” in any manner thereafter.

The Agreement permits the Adviser to retain sub-advisers, at the Adviser’s cost, to provide services to the Fund. As compensation for all services rendered by the Adviser to the ETF, the Adviser is entitled to receive annual fees from the ETF, payable monthly, at a rate of 0.XX%.

The Agreement was approved by the Board on September __, 2020. A discussion regarding the basis for the Board’s approval of the Agreement will be presented in the first annual or semi-annual shareholder report following commencement of operations.

PORTFOLIO MANAGERS

This section includes information about the ETF’s portfolio managers, including information concerning other accounts they manage, the dollar range of ETF shares they own and how they are compensated.

The following table shows information regarding other accounts managed by each Portfolio Manager as of December 31, 2019:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Billion)
Adviser
Edward Guinness	0	0	1	$17	0	0
Will Riley	0	0	5	$293	0	0
Jonathan Waghorn	0	0	7	$287	0	0

*	Includes non-U.S. pooled investment vehicles managed by the portfolio managers.

	Number of Accounts	Total Assets (in Billion)	Number of Accounts	Total Assets (in Billion)	Number of Accounts	Total Assets (in Billion)
Sub-Adviser
Dustin Lewellyn	17	1.1	1	$2
Ernesto Tong	17	1.1	1	$2
Anand Desai	17	1.1	1	$2

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adviser
Edward Guinness	0	$0	1	$231	0	$0
Will Riley	0	$0	0	$0	0	$0
Jonathan Waghorn	0	$0	0	$0	0	$0
Sub-Adviser
Dustin Lewellyn
Ernesto Tong
Anand Desai

Edward Guinness, Will Riley and Jonathan Waghorn, portfolio managers of the Adviser, serve as portfolio managers to other investment companies advised by the Adviser and its affiliates, including the Guinness Atkinson Alternative Energy Fund. Messrs. Riley and Waghorn also serve as portfolio managers of the Guinness Atkinson Global Energy Fund.

Dustin Lewellyn, Ernesto Tong and Anand Desai, portfolio managers of the Sub-Adviser, serve as portfolio managers to a number of other investment companies including other exchange traded funds.

Fund Ownership

Edward Guinness, Will Riley and Jonathan Wagner are residents of the United Kingdom; thus, ownership of investment company shares registered and offered in the U.S. is disadvantageous from a tax perspective. As of the date of this SAI, none of the portfolio managers of the Adviser or the Sub-Adviser own shares of the ETF or of any other fund or ETF in the Guinness Atkinson™ or SmartETFs fund complexes, except that Mr. Guinness owns shares of the Guinness Atkinson Alternative Energy Fund, a mutual fund managed in the same style as the ETF.

Conflicts of Interest

Periodically, other accounts managed by the portfolio managers will hold the same securities as those held by the Fund. When these other accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Guinness Atkinson™ to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

The portfolio managers of the Sub-Adviser also have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the ETF and/or other accounts. With respect to securities transactions for the ETF, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the ETF and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The ETF and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Compensation of Portfolio Managers

Adviser

Mr. Guinness is a director and an employee of the Adviser and the Chief Executive Officer of Guinness Asset Management, an affiliate of the Adviser. He is remunerated by the Adviser with an annual fixed salary and with a variable bonus that is discretionary. Messrs. Riley and Waghorn are employed by the Adviser and are remunerated with an annual fixed salary and with a variable bonus that is discretionary.

Sub-adviser

Mr. Lewellyn’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Sub-Adviser. No compensation is directly related to the performance of the underlying assets. Mr. Tong receives from Penserra a fixed base salary and discretionary bonus, and he is also eligible to participate in a retirement plan and to receive an equity interest in Penserra. Mr. Tong’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process. Mr. Desai receives from Penserra a fixed base salary and discretionary bonus, and is also eligible to participate in a retirement plan. Mr. Desai’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process.

THE ADMINISTRATOR

Mutual Fund Administration LLC serves as the ETF’s Administrator under an Administration Agreement. As the ETF is a new Fund, no administration fees have been paid.

DISTRIBUTION PLAN

The ETF has adopted a Rule 12b-1 Distribution Plan. Currently, no payments are authorized under the Plan.

The ETF will not make separate payments as a result of the Distribution Plan to Guinness Atkinson™ and the Distributor or any other party, it being recognized that the ETF presently pays, and will continue to pay, an investment advisory fee to Guinness Atkinson™. To the extent that any payments made by the ETF to Guinness Atkinson™, including payment of fees under the relevant Agreements, should be deemed to be indirect financing of any activity primarily intended to result in the sale of ETF Shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Plan was approved by the Board, including all of the “Qualified Trustees” (the Independent Trustees who have no direct or indirect financial interest in the Plan or any related agreement). In approving the Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board (including the Qualified Trustees) considered various factors and determined that there was a reasonable likelihood that the Plan would benefit the ETF and its shareholders. The Plan may not be amended to increase materially the amount to be spent by the ETF under the Plan without shareholder approval, and all material amendments to the provisions of the Plan must be approved by a majority vote of the Board and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the operation of the Plan, Guinness Atkinson™ will report in writing to the Board quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Plan. The selection and nomination of Independent Trustees is committed to the discretion of the Qualified Trustees. The Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of the ETF’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Qualified Trustees. Currently, no payments are authorized under the Plan.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend the Fund(s) over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

DESCRIPTION OF THE FUND

Shareholder and Trustees Liability. The ETF is a series of the Trust, which is a Delaware statutory trust.

The Delaware Trust Instrument provides that the Trustees shall not be liable for any act or omission as Trustee, but nothing protects a Trustee against liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Furthermore, a Trustee is entitled to indemnification against liability and to all reasonable expenses, under certain conditions, to be paid from the assets of the Trust; provided that no indemnification shall be provided to any Trustee who has been adjudicated by a court to be liable to the Trust or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. The Trust may advance money for expenses, provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification, and one of the following conditions are met: (i) the Trustee provides security for the undertaking; (ii) the Trust is insured against losses stemming from any such advance; or (iii) there is a determination by a majority of the Trust’s Independent non-party Trustees, or by independent legal counsel, that there is reason to believe that the Trustee ultimately will be entitled to indemnification.

Voting Rights. Shares of the ETF entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The dividend rights and the right of redemption are described in the prospectus. When issued, shares are fully paid and nonassessable. The shareholders have certain rights, as set forth in the Bylaws, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Normally, the Trust will not hold annual meetings. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of ETF’s shareholders for the purpose of voting upon the question of removal of a trustee and the Trust will assist in communications with other Trust shareholders.

If the ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Order System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of the ETF are represented by global securities registered in the name of DTC or its nominees and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under the existing industry practice, in the event the Trust requests any rights as a holder of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged with respect to the Trust through the Trust’s Transfer Agent, a listing of shareholdings of each DTC Participant holding ETF shares. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant with copies of such notice, statement or other communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distribution of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

SHAREHOLDER REPORTS

Shareholders will receive reports semi-annually showing the ETF’s investments and other information. In addition, shareholders will receive annual financial statements audited by the ETF’s independent accountants.

FINANCIAL STATEMENTS

As the ETF has not yet commenced operations, there are no financial statements available at this time. ETF shareholders will be informed of the ETF’s progress through periodic reports when those reports become available. Financial statements certified by the ETF’s independent registered public accounting firm, Tait Weller & Baker LLP, will be submitted to shareholders at least annually.

PROXY VOTING GUIDELINES

The Trust has delegated to Guinness Atkinson™ the voting of proxies related to a Fund’s portfolio securities. Guinness Atkinson™ has adopted guidelines designed to reflect its fiduciary duty to vote proxies in favor of shareholder interests. If proxy statements were received with respect to a Fund’s investments, the following policies will apply. In determining its vote, Guinness Atkinson™ will not subordinate the economic interest of a Trust to any other entity or interested party. Guinness Atkinson™ will use the following guidelines for each of the following four categories of issues:

Routine Proposals. Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Traditionally, these issues include:

•	Approval of auditors

•	Election of directors

•	Indemnification provisions for directors

•	Liability limitations of directors

•	Name changes

Non-Routine Proposals. Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment. Guinness Atkinson™ will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the Trust. Non-routine matters include:

•	Mergers and acquisitions

•	Restructuring

•	Re-incorporation

•	Changes in capitalization

•	Increase in number of directors

•	Increase in preferred stock

•	Increase in common stock

•	Stock option plans

Corporate Governance Proposals. Guinness Atkinson™ will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

•	Poison pills

•	Golden parachutes

•	Greenmail

•	Supermajority voting

•	Dual class voting

•	Classified boards

Shareholder Proposals. Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Shareholder matters include:

•	Annual election of directors

•	Anti-poison pill

•	Anti-greenmail

•	Confidential voting

•	Cumulative voting

Proxy voting will be determined by Guinness Atkinson™. Issues not covered by the guidelines will be discussed with the Board. In future years, the actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request, by calling toll-free (800) 915-6566 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available without charge upon request, by calling (800) 915-6566.

GENERAL INFORMATION

Independent Contractors. Guinness Atkinson™ may enter into agreements with independent contractors to provide shareholder services for a fee. Shareholder services include account maintenance and processing, direct shareholder communications, calculating NAV, dividend posting and other administrative functions.

Administrator. Mutual Fund Administration, LLC, located at 2220 East Route 66, Suite 226, Glendora, CA 91740, serves as the ETF’s administrator.

Transfer Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the ETF’s transfer agent. The transfer agent provides record keeping and shareholder services.

Custodian. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the ETF’s custodian. The custodian holds the securities, cash and other assets of the ETF.

Fund Accounting Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the fund accounting agent for the ETF. The fund accounting agent calculates the ETF’s daily NAV.

Legal Counsel. Practus LLP, with a main office located at 11300 Tomahawk Creek Pkwy, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust.

Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLC, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, Pennsylvania, 19102-2529, audits the financial statements and financial highlights of the ETF and provides reports to the Board.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the ETF’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

GUINNESS ATKINSONTM FUNDS

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation.

(1)	Certificate of Trust dated March 6, 1997 is herein incorporated by reference to Exhibit (b)(1)(a) to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on March 20, 1997.

(A)	Amendment dated September 8, 2000 to the Certificate of Trust is herein incorporated by reference to Exhibit (a)(1) to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

(B)	Amendment dated April 25, 2003 to the Certificate of Trust is herein incorporated by reference to Exhibit (a)(1)(b) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(2)	Trust Instrument dated March 6, 1997 is herein incorporated by reference to Exhibit (b)(1)(b) to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the SEC on March 20, 1997.

(A)	Amendment dated September 28, 2000 to the Trust Instrument is herein incorporated by reference to Exhibit (a)(2) to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

(B)	Amendment dated September 9, 2019 to the Trust Instrument is herein incorporated by reference to Exhibit (a)(2)(d) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(b)	By-laws.

(1)	By-laws revised as of November 14, 2005 are herein incorporated by reference to Exhibit (b) to the Registrant’s Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2006.

(c)	The Rights of Security Holders are set forth in the Registrant’s Trust Instrument and Bylaws.

(d)	Investment Advisory Agreement.

(1)	Investment Advisory Agreement between Registrant and Guinness Atkinson™ Asset Management, Inc. (the “Adviser”) dated April 25, 2003 is herein incorporated by reference to Exhibit (d) to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2003.

(2)	Form of Investment Advisory Agreement between Registrant and the Adviser with respect to SmartETFs Smart Transportation & Technology ETF is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed with the SEC on November 4, 2019.

(3)	Form of Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-adviser”) with respect to SmartETFs Smart Transportation & Technology ETF is herein incorporated by reference to Exhibit (d)(5) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

(4)	Form of Investment Advisory Agreement between Registrant and the Adviser with respect to SmartETFs Sustainable Energy II ETF – to be filed by amendment.

(e)	Distribution Agreement.

(1)	Form of Amended and Restated Distribution Agreement between Registrant and Quasar Distributors, LLC dated April 28, 2003 is herein incorporated by reference to Exhibit (e) to the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2004.

(A)	Amendment dated March 28, 2006 to the Amended and Restated Distribution Agreement is herein incorporated by reference to Exhibit (e) to the Registrant’s Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2007.

(B)	Amendment dated May 17, 2006 to the Amended and Restated Distribution Agreement is herein incorporated by reference to Exhibit (e)(1)(c) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2008.

(2)	Distribution Agreement between Registrant and Foreside Fund Services, LLC is herein incorporated by reference to Exhibit (e)(2) to the Registrant’s Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2017.

(3)	Form of Distribution Agreement between the Adviser and Foreside Fund Services, LLC with respect to SmartETFs Smart Transportation & Technology ETF is herein incorporated by reference to Exhibit (e)(3) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

(4)	Form of Authorized Participant Agreement is herein incorporated by reference to Exhibit (e)(4) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

(5)	Form of Distribution Agreement between the Adviser and Foreside Fund Services, LLC with respect to SmartETFs Sustainable Energy II ETF – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custody Agreement.

(1)	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”) dated September 14, 2009 is herein incorporated by reference to Exhibit (g)(1) to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(A)	Form of Amendment to Custodian Agreement between Registrant and BBH&Co. is herein incorporated by reference to Exhibit (g)(1)(b) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

(B)	Form of Amendment to Custodian Agreement between Registrant and BBH&Co. – to be filed by amendment .

(h)	Other Material Contracts.

(1)	Form of Fund Administration Servicing Agreement between Registrant and Mutual Fund Administration Corporation dated September 14, 2009 is herein incorporated by reference to Exhibit (h)(1) to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(A)	Form of Amendment to Fund Administration Servicing Agreement between Registrant and Mutual Fund Administration LLC is herein incorporated by reference to Exhibit (h)(1)(b) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

(B)	Form of Amendment to Fund Administration Servicing Agreement between Registrant and Mutual Fund Administration LLC – to be filed by amendment.

(2)	Form of Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated April 28, 2003 is herein incorporated by reference to Exhibit (h) to the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed with the SEC on June 28, 2004.

(A)	Amendment dated March 28, 2006 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference to Exhibit (h)(2)(a) to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2008.

(B)	Addendum dated August 31, 2009 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference to Exhibit (h)(2)(c) to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(3)	Powers of Attorney for James I. Fordwood, Timothy Guinness, Bret A. Herscher, Susan Penry-Williams and J. Brooks Reece, Jr. dated July 11, 2019 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A, filed with the SEC on May 15, 2020.

(4)	Form of Shareholder Servicing Agreement is herein incorporated by reference to Exhibit (h)(5) to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

(5)	Shareholder Servicing Plan dated May 1, 2005 is herein incorporated by reference to Exhibit (h)(6) to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

(6)	Amended and Restated Expense Limitation Agreement dated February 24, 2020 is herein incorporated by reference to Exhibit (h)(6) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(7)	Fund Accounting and Services Agreement between Registrant and ALPS Fund Services, Inc., dated September 14, 2009 is herein incorporated by reference to Exhibit (h)(7) to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(A)	Amendment dated February 21, 2012 to the Fund Accounting and Services Agreement is herein incorporated by reference to Exhibit (h)(7)(a) to the Registrant’s Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed with the SEC on March 30, 2012.

(8)	Administrative Agency Agreement and Amendment to Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (h)(9) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(9)	Form of Amendment to Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. – to be filed by amendment.

(10)	Form of Expense Limitation Agreement between Registrant and the Adviser with respect to the SmartETFs Sustainable Energy II ETF – to be filed by amendment.

(i)	Legal Opinion.

(1)	Opinion of Morris, Nichols, Arsht & Tunnell LLP is herein incorporated by reference to Exhibit (i)(3) to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

(2)	Opinion of Kramer Levin Naftalis & Frankel LLP is herein incorporated by reference to Exhibit (i)(2) to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015

(3)	Opinion of Perkins Coie on issuance of shares of SmartETFs Smart Transportation & Technology ETF is herein incorporated by reference to Exhibit (i)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A, filed with the SEC on November 4, 2019.

(4)	Opinion of Practus, LLP as to the legality of securities being registered – to be filed by amendment.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – None.

(l)	Investment Letters dated May 6, 1994 are herein incorporated by reference to Exhibit (b)(13) to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed with the SEC on April 25, 1997.

(m)	(1)	Distribution and Service Plan dated April 28, 1997 is herein incorporated by reference to Exhibit (b)(15) to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed with the SEC on April 25, 1997.

(2)	Amended Schedule A to Rule 12b-1 Distribution and Service Plan is herein incorporated by reference to Exhibit (m)(2) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(3)	Amended Schedule A to Rule 12b-1 Distribution and Service Plan – to be filed by amendment.

(n)	Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant is herein incorporated by reference to Exhibit (p) to the Registrant’s Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed with the SEC on May 20, 2004.

(i)	Code of Ethics of the Registrant revised February 11, 2013 is herein incorporated by reference to Exhibit (p)(1)(i) to the Registrant’s Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2013.

(2)	Code of Ethics of the Adviser is herein incorporated by reference to Exhibit (p)(2) to the Registrant’s Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(i)	Code of Ethics of the Adviser revised November 1, 2010 is herein incorporated by reference to Exhibit (p)(2)(i) to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2011.

(3)	Code of Ethics of the Distributor is herein incorporated by reference to Exhibit (p)(3) to the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed with the SEC on March 1, 2002.

(4)	Code of Ethics of the Sub-adviser is herein incorporated by reference to Exhibit (p)(4) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

Item 29.	Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant’s Trustees and officers, as follows:

“Section 10.02 Indemnification.”

(a)	Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)	every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Advisor

Guinness AtkinsonTM Asset Management, Inc. provides management services to the Registrant and its series. Except as noted below, to the best of Registrant’s knowledge, none of the directors and officers of the Adviser has held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature. Timothy W.N. Guinness, Chairman and Chief Investment Officer of the Adviser, is also Chairman of Guinness Asset Management and Guinness Capital Management Ltd. Prior to April 2003, he was Chairman of Investec Global Energy Fund. He is also a non-executive director (and chairman in one case) of several investment funds and also non-executive chairman of New Boathouse Capital Ltd, a corporate finance boutique providing services to private companies, and of the Brompton Bicycle Company Ltd., a specialist manufacturer of a world leading folding bicycle. Guinness Asset Management, which is 100% owned by Mr. Guinness, is a specialist equity manager focusing on energy stocks. There is a shareholders agreement between Mr. Guinness and James J. Atkinson, Chief Executive Officer of the Adviser, covering the sharing of premises, and other resources in London by Guinness Asset Management and the Adviser.

Mr. Atkinson is also Principal of Orbis Marketing, a specialist marketing firm focusing on direct marketing of mutual funds especially on the internet. Prior to April 1, 2003, that was his principal employment. There is a shareholders agreement between Mr. Atkinson and Mr. Guinness covering the sharing of premises, and other resources in the U.S. by Orbis and the Advisor.

Item 32.	Principal Underwriter

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AGF Investments Trust (f/k/a FQF Trust)
5.	AIM ETF Products Trust
6.	AlphaCentric Prime Meridian Income Fund
7.	American Century ETF Trust
8.	American Customer Satisfaction ETF, Series of ETF Series Solutions
9.	Amplify ETF Trust
10.	ARK ETF Trust
11.	Bluestone Community Development Fund (f/k/a The 504 Fund)
12.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
13.	Bridgeway Funds, Inc.
14.	Brinker Capital Destinations Trust
15.	Calamos Convertible and High Income Fund
16.	Calamos Convertible Opportunities and Income Fund
17.	Calamos Global Total Return Fund
18.	Carlyle Tactical Private Credit Fund
19.	Center Coast Brookfield MLP & Energy Infrastructure Fund
20.	Cliffwater Corporate Lending Fund
21.	CornerCap Group of Funds
22.	Davis Fundamental ETF Trust
23.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
24.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
25.	Defiance Quantum ETF, Series of ETF Series Solutions
26.	Direxion Shares ETF Trust
27.	Eaton Vance NextShares Trust
28.	Eaton Vance NextShares Trust II
29.	EIP Investment Trust
30.	Ellington Income Opportunities Fund
31.	EntrepreneurShares Series Trust

32.	Esoterica Thematic ETF Trust
33.	Evanston Alternative Opportunities Fund
34.	EventShares U.S. Legislative Opportunities ETF, Series of Listed Funds Trust
35.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
36.	Fiera Capital Series Trust
37.	FlexShares Trust
38.	Forum Funds
39.	Forum Funds II
40.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
41.	GraniteShares ETF Trust
42.	Guinness Atkinson Funds
43.	Infinity Core Alternative Fund
44.	Innovator ETFs Trust
45.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
46.	Ironwood Institutional Multi-Strategy Fund LLC
47.	Ironwood Multi-Strategy Fund LLC
48.	IVA Fiduciary Trust
49.	John Hancock Exchange-Traded Fund Trust
50.	Manor Investment Funds
51.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
52.	Morningstar Funds Trust
53.	OSI ETF Trust
54.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
55.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
56.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
57.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
58.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
59.	Pacific Global ETF Trust
60.	Palmer Square Opportunistic Income Fund
61.	Partners Group Private Income Opportunities, LLC
62.	PENN Capital Funds Trust
63.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
64.	Plan Investment Fund, Inc.
65.	PMC Funds, Series of Trust for Professional Managers
66.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
67.	Quaker Investment Trust
68.	Renaissance Capital Greenwich Funds
69.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
70.	RMB Investors Trust (f/k/a Burnham Investors Trust)
71.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
72.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
73.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
74.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
75.	Salient MF Trust
76.	SharesPost 100 Fund
77.	Six Circles Trust
78.	Sound Shore Fund, Inc.
79.	Strategy Shares
80.	Syntax ETF Trust
81.	Tactical Income ETF, Series of Collaborative Investment Series Trust
82.	The Chartwell Funds

83.	The Community Development Fund
84.	The Relative Value Fund
85.	Third Avenue Trust
86.	Third Avenue Variable Series Trust
87.	Tidal ETF Trust
88.	TIFF Investment Program
89.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
90.	Timothy Plan International ETF, Series of The Timothy Plan
91.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
92.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
93.	Transamerica ETF Trust
94.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
95.	Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
96.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
97.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
98.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
99.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
100.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
101.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
102.	U.S. Global Investors Funds
103.	Variant Alternative Income Fund
104.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
105.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
106.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
107.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
108.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
109.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
110.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
111.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
112.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
113.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
114.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
115.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
116.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
117.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
118.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
119.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
120.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
121.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
122.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
123.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
124.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
125.	WisdomTree Trust
126.	WST Investment Trust
127.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park Suite 110 Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road 400 Berwyn Park Suite 110 Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza Suite 100 Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator	Mutual Fund Administration, LLC 2220 East Route 66, Suite 226 Glendora, CA 91740
Registrant’s Adviser	Guinness AtkinsonTM Asset Management, Inc. 225 South Lake Avenue, Suite 216 Pasadena, CA 91101
Registrant’s Sub-adviser	Penserra Capital Management LLC 4 Orinda Way, Suite 100A Orinda, CA 94563
Registrant’s Custodian	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202 Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548

Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.	Management Services

The Registrant has disclosed all management-related service contracts in Parts A and B.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, and State of California, on the 19th day of August 2020.

GUINNESS ATKINSON FUNDS

By: /s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 109 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ James Atkinson		President and Principal Executive Officer	August 19, 2020
James Atkinson

/s/J.I. Fordwood*		Trustee	August 19, 2020
J.I. Fordwood

/s/Timothy Guinness*		Trustee	August 19, 2020
Timothy Guinness

/s/Bret A. Herscher*		Trustee	August 19, 2020
Bret A. Herscher

/s/Susan Penry-Williams*		Trustee	August 19, 2020
Susan Penry-Williams

/s/J. Brooks Reece, Jr.*		Trustee and Chairman	August 19, 2020
J. Brooks Reece, Jr.

/s/ Rita Dam		Treasurer and Principal Financial Officer	August 19, 2020
Rita Dam

*By:	/s/Rita Dam
Rita Dam Attorney-in-Fact